                                 Filed with the Securities and Exchange Commission on April 26, 2002
Registration No. 333-93775                                                             Investment Company Act No. 811-09705
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 6
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                   Post-Effective Amendment No. 6

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 7 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2002 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                   __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                   X   on  _May1, 2002_  pursuant to paragraph (b) of Rule 485
                                          ---------- -
                                   __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                   __  on ___________pursuant to paragraph (a) (i) of Rule 485
                                   __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                  __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.

VIA-T(Class 7)

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium variable  immediate  annuity (the "Annuity")  offered by American Skandia Life Assurance
Corporation  ("American  Skandia",  "we",  "our" or "us").  The Annuity may be offered as an  individual  annuity  contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should consider before purchasing the Annuity.  A Statement of Additional  Information is also available from us, without  charge,  upon your request.  The contents of the  Statement of Additional  Information  are  described on page 43. The Annuity or certain of its  investment  options may not be  available  in all  states.  Various  rights and  benefits  may differ  between  states to meet  applicable  laws  and/or regulations.  Certain  capitalized terms are either defined in the Glossary of Terms or in the context of the particular  section of this Prospectus.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently  used for retirement  planning.  It is generally  intended to be used to "roll-over"  existing funds from an IRA,  SEP-IRA,  Roth IRA or a Tax  Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection  with  retirement plans that do not  qualify  under the  sections  of the Code noted  above.  This  Annuity  also may be used as an  annuitization  or settlement  option under any deferred  annuity or life  insurance  policy  issued by American  Skandia.  This Annuity  allows you to invest your money in a number of variable investment options while receiving monthly payments from this Annuity.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant or for a certain period, or for life with a certain period.
|X|      Several  variable  investment  options.  Each  investment  option is a  Sub-account  of  American  Skandia  Life  Assurance
       Corporation  Variable  Account B (Class 7) and  invests  in a  corresponding  underlying  mutual  fund  portfolio.  Currently available  portfolios are: American Skandia Trust,  Montgomery  Variable Series,  Wells Fargo Variable Trust,  Rydex Variable
       Trust, INVESCO Variable Investment Funds, Inc.,  Evergreen Variable Annuity Trust,  ProFunds VP, First Defined Portfolio Fund
       LLC and The Prudential Series Fund, Inc.
|X|      Death  Benefit  and  Settlement  options.  After an  Annuitant's  death,  the Annuity may  provide  Annuity  Payments,  or, alternatively, a lump sum, to the Beneficiary(ies), if a certain period was selected.
|X|      Transfers  between  investment  options are tax free.  Currently,  you may make twenty  transfers each year free of charge.
       We also offer several programs that enable you to manage your Income Base as your financial needs and investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?

We sell this Annuity  through  licensed,  registered  investment  professionals.  We may require that you submit certain forms to us before we issue an  Annuity,  including  evidence  of the age of the  Annuitant(s).  The  minimum  Premium  payment is  $35,000.  No
Annuitant  may be greater  than age 85 on the issue date of this  Annuity,  except when the Annuity is used as an  annuitization  or settlement option.

------------------------------------------------------------------------------------------------------------------------------------
This annuity is NOT a deposit or an obligation  of, or issued,  guaranteed or endorsed by, any bank, is NOT insured or guaranteed by the U.S.  government,  the  Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An investment in this Annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.

                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.

Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
VIAT-PROS- (05/2002)                                                                                                        VIATPROS

   HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT

                                                         GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued, if Annuity Payments are payable for life.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY  FACTORS are factors we apply to determine the Schedule of Units.  They depend on the Benchmark  Rate,  any Certain  Period, the  Annuitant's  attained age and where  permitted by law,  gender.  Annuity  Factors  reflect  assumptions  regarding the costs we expect to bear in guaranteeing payments.  We may use different factors for different classes of Annuities.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY PAYMENT AMOUNT is the dollar amount of each Annuity Payment.  Annuity Payment Amounts can vary each month.

ANNUITY PAYMENTS are the periodic payments due.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENCHMARK RATE is an assumed rate of return used in determining  the Annuity  Factors and the Schedule of Units.  We currently offer a range of Benchmark Rates.  We may use different rates for different classes of purchasers.

BENEFICIARY(IES)  is the person(s) who may receive death  proceeds or guaranteed  payment under this Annuity when there is no longer a living  Annuitant(s),  if you  elect a  Certain  Period.  Unless  otherwise  specified,  the  Beneficiary  refers  to all  persons designated as such for your Annuity.

CASH VALUE is any amount available for surrender or as a lump sum death benefit.

CERTAIN  PERIOD is a fixed length of time that Annuity  Payments are due,  whether or not the Annuitant is still alive.  Any Certain
Period is determined at the Issue Date.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a  Sub-account,  plus any credits and  earnings  and/or  less  any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined  separately  for each
Sub-account,  and then  totaled to  determine  the Income  Base for your  Annuity.  For  Annuities  with life  contingencies  we may periodically  add credits to your Income Base from our general  account to assure  adequate Units are available to make payments for life.

INHERITANCE  DATE is the date we  receive,  at our  office,  due proof  satisfactory  to us of the  Annuitant's  death and all other requirements that enable us to make payments for the benefit of a Beneficiary,  if applicable.  If there are joint  Annuitants,  the
Inheritance Date refers to the death of the last surviving Annuitant.

ISSUE DATE is the effective date of your Annuity.

MONTHLY PROCESSING DATE is the date each month Annuity Payments are payable.  It is the same day of the month as the Annuity Date.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-account.

OWNER is  either  an  entity or person  who may  exercise  the  ownership  rights  provided  under  the  Annuity.  If a  certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity  contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual  fund in which the  Sub-account  where you have  chosen to allocate  your Income
Base invests.  When you allocate Income Base to a Sub-account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash consideration you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the
Annuity.

SCHEDULE OF UNITS is a schedule which specifies,  for each Sub-account,  the number of Units required to fund the Annuity's benefits as of each Monthly Processing Date.

SEPARATE ACCOUNT is an account owned by us where we allocate assets in relation to our obligations pursuant to the Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS are the measure used to determine  benefits for a given  Sub-account  under this Annuity.  When you choose a  Sub-account  the portion of the Net Premium you  allocate to that  investment  option,  or the portion of the Income Base you  transferred  into that investment option at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance of a  Sub-account.  It is the value of each Unit as of each Valuation
Day.  It also reflects the investment experience of the Portfolio minus any insurance charges and any charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any other  day that the  Securities  and  Exchange
Commission requires securities to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the  Annuity.  Some  charges are  assessed  directly  against your Annuity while other charges are deducted  daily by us from the Separate  Account.  The Separate  Account  charges an  asset-based  Insurance
Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration of the Annuity.  We assess a state tax charge (if  applicable)  against  your  Premium at the time it is applied to the  Annuity.  We may assess a Transfer Fee for transfers over a maximum number per year. Each Portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  A summary is provided on the following  page.  The  prospectus for each Portfolio  provides more detailed  information  about the expenses for the  Portfolios.  All these fees and expenses are described in more detail within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                        Currently ranges from 0% to 3 1/2%, depending on the applicable       At the time Premium is applied
                                             jurisdiction and usage of the Annuity
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                                        None                                           Not Applicable
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------

If you surrender the Annuity,  we determine your Cash Value by  discounting  the value of future  Annuity  Payments.  This procedure functions as a surrender  charge in calculating  your Cash Value payable to you. The applicable  discount rate may depend on whether
Annuity  Payments are payable for life, the  Annuitant's  age and gender (where  applicable),  or the length of the Certain  Period;
but, currently it is not more than 2%.

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Charge                                                       1.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Charges of the             1.25% per year of the value of each Sub-account
Sub-accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each  Portfolio as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the  Portfolio's  average daily net assets.  For certain of the  Portfolios,  a portion of the  management  fee is being  waived  and/or  other  expenses  are being partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee  and/or  other  expenses  is being  waived  and/or reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the  combination  of the  underlying  Portfolio's  investment management  fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the  underlying  Portfolio  before it provided  American  Skandia with the daily net asset value.  Any  footnotes  about expenses appear after the list of all the Portfolios.  The underlying  Portfolio  information was provided by the Portfolios and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying  Portfolios can be obtained by calling
1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST Janus Overseas Growth                           1.00%          0.22%          0.02%         1.24%          N/A         1.24%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Janus Mid-Cap Growth                            1.00%          0.26%          0.08%         1.34%          N/A         1.34%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap                                 0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST JanCap Growth                                   0.90%          0.14%          0.03%         1.07%         0.03%        1.04%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Equity Income                           0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                 0.90%         0.99%            N/A          1.89%          N/A         1.89%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                            0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                          0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                     0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                  0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                  0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                      0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                      0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                               0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                           0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                           0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                             0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                             0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                       0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                 0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                             0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                              0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                          0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                        0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                          0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                         0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                          0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                  0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                           0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                           0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                         0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                            0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                       0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES

These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The  examples  also assume (a) you are a 70 year old male;  (b) you have not used the  Annuity's  conversion  feature;  (c) you have chosen a ten-year  Certain Only option;  (d) that the Insurance  Charge is assessed as 1.25% per year;  and (e) the expenses for the underlying  Portfolios reflect the continued waiver of fees or reimbursement of expenses  throughout each period shown (refer to the
"Net Annual Portfolio Operating Expenses," in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses").

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     -------------------------------------------------------------------------------------------------
                     SUB-ACCOUNT                       With Surrender           Without Surrender
     ---------------------------------------------
                                                       1            3            1            3
                                                      Year        Years         Year        Years
     -------------------------------------------------------------------------------------------------
     AST Strong International Equity                   61           88           23           64
     AST Janus Overseas Growth                         62           90           24           66
     AST American Century International Growth         62           91           25           67
     AST DeAM International Equity                     61           89           24           64
     AST MFS Global Equity                             63           95           26           71
     AST PBHG Small-Cap Growth                         61           88           23           64
     AST DeAM Small-Cap Growth                         61           88           23           64
     AST Federated Aggressive Growth                   63           93           25           69
     AST Goldman Sachs Small-Cap Value                 61           89           24           65
     AST Gabelli Small-Cap Value                       60           86           23           62
     AST DeAM Small-Cap Value                          60           85           22           61
     AST Janus Mid-Cap Growth                          63           93           25           69
     AST Neuberger Berman Mid-Cap Growth               61           87           23           63
     AST Neuberger Berman Mid-Cap Value                62           90           24           66
     AST Alger All-Cap Growth                          61           89           24           65
     AST Gabelli All-Cap Value                         61           89           24           65
     AST T. Rowe Price Natural Resources               60           87           23           63
     AST Alliance Growth                               61           87           23           63
     AST MFS Growth                                    60           87           23           63
     AST Marsico Capital Growth                        60           86           22           61
     AST JanCap Growth                                 60           85           22           61
     AST DeAM Large-Cap Growth                         59           84           22           60
     AST DeAM Large-Cap Value                          59           84           22           60
     AST Alliance/Bernstein Growth + Value             63           93           25           69
     AST Sanford Bernstein Core Value                  61           88           23           64
     AST Cohen & Steers Realty                         61           90           24           65
     AST Sanford Bernstein Managed Index 500           57           78           20           54
     AST American Century Income & Growth              59           82           21           58
     AST Alliance Growth and Income                    59           82           21           58
     AST MFS Growth with Income                        60           87           23           63
     AST INVESCO Equity Income                         58           81           21           57
     AST DeAM Global Allocation                        52           64           15           40
     AST American Century Strategic Balanced           60           86           23           62
     AST T. Rowe Price Asset Allocation                60           87           23           63
     AST T. Rowe Price Global Bond                     60           86           23           62
     AST Federated High Yield Bond                     59           83           21           58
     AST Lord Abbett Bond-Debenture                    60           87           23           63
     AST DeAM Bond                                     59           82           21           58
     AST PIMCO Total Return Bond                       57           78           20           54
     AST PIMCO Limited Maturity Bond                   58           79           20           55
     AST Money Market                                  55           73           18           49

     Montgomery Emerging Market                        66          102           28           78

     WFVT Equity Value                                 59           84           22           60
     WFVT Equity Income                                59           84           22           60

     Rydex Nova                                        64           96           26           72
     Rydex Ursa                                        64           96           26           72
     Rydex OTC                                         68          108           31           84

     -------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------
                     SUB-ACCOUNT                       With Surrender           Without Surrender
     ---------------------------------------------
                                                       1            3            1            3
                                                      Year        Years         Year        Years
     -------------------------------------------------------------------------------------------------
     INVESCO VIF Dynamics                              60           86           23           62
     INVESCO VIF Technology                            60           86           23           62
     INVESCO VIF Health Services                       60           86           22           61
     INVESCO VIF Financial Services                    60           86           23           62
     INVESCO VIF Telecommunications                    60           86           23           62

     Evergreen VA Global Leaders                       59           84           22           60
     Evergreen VA Special Equity                       60           85           22           61
     Evergreen VA Omega                                57           76           19           52

     ProFund VP Europe 30                              68          108           31           84
     ProFund VP Asia 30                                69          109           31           85
     ProFund VP Japan                                  69          109           31           85
     ProFund VP Banks                                  69          110           31           86
     ProFund VP Basic Materials                        69          110           31           86
     ProFund VP Biotechnology                          69          110           32           86
     ProFund VP Consumer Cyclical                      69          110           31           86
     ProFund VP Consumer Non-Cyclical                  69          110           31           86
     ProFund VP Energy                                 69          110           32           86
     ProFund VP Financial                              69          110           32           86
     ProFund VP Healthcare                             69          110           32           86
     ProFund VP Industrial                             69          110           31           86
     ProFund VP Internet                               69          110           31           86
     ProFund VP Pharmaceuticals                        69          110           31           86
     ProFund VP Precious Metals                        69          110           31           86
     ProFund VP Real Estate                            69          110           32           86
     ProFund VP Semiconductor                          69          110           31           86
     ProFund VP Technology                             69          110           32           86
     ProFund VP Telecommunications                     69          110           32           86
     ProFund VP Utilities                              69          110           32           86
     ProFund VP Bull                                   69          110           32           86
     ProFund VP Bear                                   68          108           31           84
     ProFund VP Bull Plus                              69          109           31           85
     ProFund VP OTC                                    68          109           31           84
     ProFund VP Short OTC                              69          110           31           85
     ProFund VP UltraOTC                               69          110           31           85
     ProFund VP Mid-Cap Value                          69          110           31           86
     ProFund VP Mid-Cap Growth                         69          110           31           86
     ProFund VP UltraMid-Cap                           69          110           31           86
     ProFund VP Small-Cap Value                        69          110           31           86
     ProFund VP Small-Cap Growth                       69          110           31           86
     ProFund VP UltraSmall-Cap                         69          110           32           86
     ProFund VP U.S. Government Plus                   66          103           29           79
     ProFund VP Rising Rates Opportunity               69          110           31           85

     First Trust(R)10 Uncommon Values                   63           94           26           70

     SP Jennison International Growth                  66          101           28           77
     -------------------------------------------------------------------------------------------------

HIGHLIGHTS

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins  making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins  making payments within 60 days of the Issue Date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an  immediate  annuity  where  some or all of the  benefits  depend  upon the  performance  of the
Sub-accounts and you assume the investment risk of such investment performance.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This variable  immediate  annuity  offers a guarantee of income  payments for life,  for a Certain  Period,  or for life and Certain
Period.  This type of annuity  contract is designed to transfer to an insurance  company part of the risk of outliving  one's assets if a life payment  option is selected.  Generally,  the insurer  charges the  purchaser  for taking on this risk of this  guarantee.
The  difference  between this type of annuity  contract  and a  systematic  withdrawal  program is that this  guarantee  and the tax advantages provided is not available with a program of systematic withdrawals.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (Class 7) (see
"What are Separate  Accounts" for more detailed  information).  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully  read the  prospectus  for any  Portfolio  in  which  you are  interested.  The  following  chart  classifies  each of the
Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart  also  provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for American  Skandia Trust is American  Skandia
Investment Services,  Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be expected and, in some cases,  could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Annuities  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any asset  allocation  and  rebalancing  programs.  Owners of  Annuities  issued on or after  March 1, 2000 will not be allowed to allocate
Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolio may be offered as a Sub-account at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Asset  allocation and rebalancing  programs that were effective  before March 16, 2001 and included one or more of the Rydex  Sub-accounts will be allowed to continue.  However,  no changes involving the Rydex  Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix A for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its      Janus Capital
                    objective  primarily  through  investments in equity  securities of issuers located outside the
                    United States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five different  countries,  excluding the United States. The Portfolio
      EQUITY        invests primarily in companies  selected for their growth  potential.  Securities are generally       Corporation
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAm  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
                    objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its      Janus Capital
                    investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of      Janus Capital
                    capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity
                    securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the      Deutsche Asset
                    growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
   REAL ESTATE      will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500   Sanford C. Bernstein
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a
                    particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income & Growth:  seeks capital growth with current income as a secondary     American Century
                    objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may
                    diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").      Deutsche Asset
     BALANCED       The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease   Federated Investment
 HIGH YIELD BOND    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  (f/k/a PADCO Advisors
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the        II, Inc.)
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark  Rydex Global Advisers for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other instruments  whose  performance is expected to correspond to that of the Index,  and may engage
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
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      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
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      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
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      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
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      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
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                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
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  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
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  INTER-NATIONAL

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                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
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                    ------------------------------------------------------------------------------------------------ -----------------------

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  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
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                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
  INTER-NATIONAL    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its   ProFund Advisors LLC
                    success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
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      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
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      SECTOR        ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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      SECTOR        ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio invests primarily in biotechnology  companies, or in instruments that provide exposure to these
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
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                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
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      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
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      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
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      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure
      SECTOR        to these  companies,  including hotel and resort  companies and real estate  investment  trusts   ProFund Advisors LLC
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
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      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
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                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
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                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
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THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should
     S&P 500        increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the   ProFund Advisors LLC
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
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The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                    Treasury Bond.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------------------------------------------------

The First Trust(R)10 Uncommon  Values  Portfolio of the First Defined  Portfolio  Fund LLC invests in the  securities of a relatively few number of issuers.  Since the assets of the  Portfolio are invested in a limited  number of issuers,  the net asset value of the
Portfolio may be more  susceptible  to a single  adverse  economic,  political or regulatory  occurrence.  The Portfolio may also be subject to  additional  market risk due to its policy of  investing  based on an  investment  strategy and  generally  not buying or selling  securities in response to market  fluctuations.  The Portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FEES AND CHARGES

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several  states and some  municipalities  charge  premium taxes or similar taxes on annuities.  The amount of tax will vary from  jurisdiction to  jurisdiction  and is subject to change.  Currently,  the state tax charge ranges from 0% to 3 1/2%. We will deduct the amount of any tax charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  Transfers  made as part of a  rebalancing,  market timing or third party investment  advisory service will be subject to the  twenty-transfer  limit. For a description of these programs see "Do
You Offer Any Automatic  Rebalancing  Programs?"  However,  all transfers  made on the same day will be treated as one (1) transfer.
We may reduce the number of free transfers  allowable each Annuity Year (subject to a minimum of eight) without  charging a Transfer
Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may eliminate the Transfer Fee for transfer requests submitted electronically or through other means that reduce our processing costs.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.10%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.25% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the risk that persons we guarantee  Annuity  Payments to will live longer than our  assumptions.  The  charge  also  covers  administrative  costs  associated  with  providing  the  Annuity  benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees, as well as various related  expenses.  Finally,  the charge covers the risk that our assumptions about the mortality risks and expenses under this Annuity are  incorrect  and that we have agreed to increase  these  charges over time  despite our actual  costs.  We may increase the portion of the total Insurance Charge that is deducted as an  Administration  Charge.  However,  any increase will only apply to an Annuity issued after the date of the increase.

We may reduce the portion of the total  Insurance  Charge that is  deducted as an  Administration  Charge when an Annuity is sold to individuals  or a group of  individuals in a manner that reduces our  administrative  expenses  under the Annuity.  In reducing this portion of the charge we consider among other things:  (a) the size and type of the group; (b) the number of annuities  purchased by an Owner;  (c) the amount of Premium;  and/or (d) other  transactions  where  administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting, distributing, issuing and administering the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

PURCHASING YOUR ANNUITY

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium  Payment:  You must make a minimum  Premium  payment of not less than $35,000.  We must receive the entire  Premium  payment amount before we invest your Net Premium in the Annuity.

Where  allowed by law,  Premium  payments in excess of $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations  and/or  restrictions  on the Annuity as a condition  of our  acceptance,  including  changing  the number of  transfers allowable under the Annuity or restricting the Sub-accounts that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Premium  payments  must be submitted by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Premium  payments  may  also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Premium  payments may be transmitted  to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm. We may reject any payment if it is received in an  unacceptable  form.  Our acceptance of a check is subject to our ability to collect funds.

We may require certain  information before we issue an Annuity,  including,  but not limited to, evidence  satisfactory to us of the age of each Annuitant.

Once we agree to issue an  Annuity,  we invest  your Net  Premium in the  Annuity.  The Net  Premium is your  Premium  minus any Tax
Charges  that may apply.  We apply the Net Premium  based on your  instructions  for  allocating  your Income Base among one or more
Sub-accounts.

Age Restrictions:  If the Annuity is purchased with a life contingency  payment option, the Annuitant(s) may not be greater than age
85 on the Issue Date.  If there is more than one  Annuitant  named,  the  youngest  Annuitant  may not be greater than age 85 on the
Issue  Date.  If a Certain  Period  only is  selected  we  currently  have no  maximum  issue age  restriction.  The Issue  Date age restriction  does not apply to the Annuity when it is used as an  annuitization  or settlement  option from a deferred  annuity or a life insurance policy issued by American Skandia.

Use of the Annuity as an Annuitization  or Settlement  Option:  When this Annuity is used as an annuitization or settlement  options form a deferred  annuity or a life insurance  policy issued by American  Skandia,  the age restriction and the "free-look" or "right to cancel" sections of this Annuity do not apply.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies) for your
Annuity.

|X|      Owner:  We  assume  the  Annuitant  is also the  Owner  unless  you  indicate  otherwise.  Similarly,  if there  are  joint
         -----
       Annuitants,  we assume each Annuitant is a joint Owner.  You may name more than one Owner in which case all ownership  rights are held jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent Owner upon the death (or in the case of an entity, the dissolution) of the Owner. Unless you indicate  otherwise,  no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All ownership  rights pass to the Beneficiary as of the Inheritance  Date unless you instruct us that ownership should remain with any then  surviving  Owners.  If ownership  rights vest in a Beneficiary  and there is no prior  irrevocable  contingent
       Beneficiary  designation,  such  Beneficiary may name a person or entity to receive any remaining  Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The  Annuitant is the person to whom we agree to make  Annuity  Payments.  If we are to make  Annuity  Payments
         ---------
       for life, we make such  payments only during the life of the  Annuitant.  You may name one or two  Annuitants.  The Annuitant can be, but does not have to be, the Owner.  You must name an Annuitant who is a natural  person.  The Annuitant  designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The  Beneficiary(ies)  is/are the person(s) or entity(ies)  you name to receive any remaining  payments under
         -----------
       the  Annuity  if there is any  remaining  Certain  Period.  You may name one or more  primary  Beneficiaries  and one or more contingent  Beneficiaries.  Payments  to your  Beneficiary(ies)  will be made in  equal  proportions  unless  you  notify  us otherwise.  We will make payment to a contingent  Beneficiary if the primary Beneficiary dies before the Inheritance Date. If no  Beneficiary  is alive as of the  Inheritance  Date or you do not make a Beneficiary  designation,  any remaining  Annuity
       Payments will be made to you or your estate.  Unless you indicate  otherwise,  no rights pass to any  contingent  Beneficiary until the death (or  dissolution)  of all  Beneficiaries.  If  Annuity  Payments  are  being  made to a  Beneficiary  and the
       Beneficiary has not named a person or entity to receive Annuity  Payments during any remaining  Certain Period  subsequent to his or her death,  then such Annuity  Payments will be made to the  Beneficiary's  estate.  Beneficiary  designations  can be changed unless the Owner requests that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

WHAT ARE MY PAYMENT OPTIONS?

We may offer this Annuity with four different payment options.

Option 1
--------
Payments for Life:  Under this  option,  we make Annuity  Payments as long as the  Annuitant is living,  no matter how long that may
be. No additional  Annuity  Payments are made after the death of the Annuitant.  It is possible that only one Annuity  Payment would be made under this option.  This would happen if the  Annuitant  dies before the second  Annuity  Payment  Date.  No full or partial surrenders are permitted if this option is selected.

Option 2
--------
Payments  Based on Joint Lives:  Under this option we will  provide  Annuity  Payments  for a designated  period of years or for the
Annuitants and Joint Annuitants  lifetimes,  whichever is later. No minimum number of payments is guaranteed  under this option.  It is  possible  that only one  Annuity  Payment  would be made  under  this  option.  This would  happen if the  Annuitants  and Joint
Annuitants die before the second Annuity Payment Date.  Full or partial surrenders are permitted if this option is selected.

Option 3
--------
Payments for Life with a Certain Period:  Under this option,  we will make Annuity  Payments for a specified  period or for the life of the  Annuitant,  whichever  is later.  The number of years  cannot be less than 5 or more than 50. The final  payment will be the later of either the last guaranteed  Payment Date or the scheduled Payment Date immediately  prior to the Annuitant's  death. If the
Annuitant  dies prior to the last  guaranteed  Payment Date, we will make payments to the  Beneficiary  when we receive due proof of the  Annuitant's  death.  No additional  payments will be made if the Annuitant dies after all  guaranteed  payments have been made.
Full or partial surrenders are permitted if this option is selected.

Option 4
--------
Certain  Only:  Under this option,  we guarantee to make  payments for a designated  number of years.  The number of years cannot be less than 5 or more than 50. If the Annuitant  dies prior to the last  guaranteed  Payment Date, we will continue  Annuity  Payments to the  Beneficiary  as they  become  due or pay the  present  value  of the  remaining  guaranteed  payments  in a lump  sum to the
Beneficiary  when we receive due proof of the Annuitant's  death. If Annuity  Payments under this option are available,  the present value of the remaining  guaranteed  payments is calculated as of the date we receive written notice of the Annuitant's  death, using the Annuity's  Benchmark  Rate.  No additional  Annuity  Payments will be made under this option after all the  guaranteed  payments have been made.  If this option is selected,  full  surrenders  may be made from the Annuity  prior to the last  guaranteed  Payment
Date.  No partial surrenders are permitted if this option is selected.

We may offer additional Annuity Payment options in the future.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look".  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity  during the  applicable  period,  we will refund your  current  Income Base plus any Tax Charge  deducted.  This amount may be higher or lower than your  original  Premium.  Where  required by law, we will refund your current  Income Base or the amount of your initial  Premium,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA. In any situation  where we are required to return the greater of your Premium or Income Base,  we may allocate  your Income Base to the AST
Money Market Sub-account  during the right to cancel period and for a reasonable  additional amount of time to allow for delivery of your Annuity.

If you are using the Annuity as an annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by
American Skandia, you do not have a right to cancel.

MANAGING YOUR ANNUITY

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?

You may make  transfers  between  investment  options.  Transfers  are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  We may require a minimum of $500 in any  Sub-account  to which you allocate  your Income Base at the time of any  allocation  or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the  Sub-account,  we may transfer the remaining Income Base in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing or third party investment  advisory  service which you have  authorized.  All rebalancing  transfers made on the same day as part of an  automatic  rebalancing  program are  considered  as one  transfer  when  counting  the number of transfers  each year towards the maximum of 20 free  transfers.  We may reduce the number of free  transfers  allowable each Annuity
Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic  means to transmit  your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  submitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios  that the purchase or redemption of shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is  deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total  assets of a  particular  Portfolio.  Under such a  circumstance,  we will  process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?

You may authorize your investment  professional  to decide on the allocation of your Income Base and to make financial  transactions between  investment  options  while you are living,  subject to our rules.  You must contact us  immediately  if and when you revoke such authority.  We will not be responsible for acting on  instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Income Base under any  circumstances.  Any investment  professionals  you engage to provide advice and/or make transfers for you are not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes, we offer automatic  rebalancing  that can periodically  reallocate your Income Base among the Sub-accounts you choose.  You can choose to have your Income Base  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  investment options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the  investment options will differ, causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request. If you request a transfer from or into any investment option  participating in the automatic  rebalancing  program, we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing  percentages in accordance with the transfer unless we receive alternate instructions from you.

ACCESS TO CASH VALUE

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender a portion of your Annuity (a minimum of $1,000 is required)  if your  Annuity is payable for life and a Certain  Period,  as long as the  Annuitant is alive and the Cash Value  remaining  after the partial  surrender is at least $5,000.  The Cash Value,  if any, is always less than the Income Base.  If you elect a partial  surrender of the Annuity we will apply the surrender  pro-rata  among all
Sub-accounts  where you are  invested.  Such partial  surrender  will reduce  proportionately  all the  Annuity's  Contract and Cash
Values,  but will not effect the Certain Period.  We may request  evidence  satisfactory to us that the Annuitant is alive and other information to process the surrender request (see "Requirements for Surrender").

When you make a full or partial  surrender of the Annuity the Cash Value is determined by  discounting  the value of future  Annuity
Payments.  This  procedure  functions as a surrender  charge in calculating  the Cash Value payable to you. The applicable  discount rate used may be higher than the  Benchmark  Rate but  currently is not more than 2%. The discount  rate  applicable to your Annuity may depend on whether Annuity  Payments are payable for life, the Annuitant's  age and gender (where  applicable),  or the length of the Certain Period.  The discount rate in effect on the Issue Date is not subject to change.

You may elect to return  the  Annuity  during the  free-look  period.  For  additional  information  about  surrendering  during the free-look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY CERTAIN PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No.  If your Annuity has no Certain Period you may not make a full or partial surrender because there is no Cash Value.

Requests for a Full or Partial  Surrender:  To request the forms  necessary to make a full or partial  surrender  from your Annuity, contact our Customer Service Team at  1-800-752-6342  or visit our Internet Website at  www.americanskandia.com.  We must receive at our  Office a request  in  writing  and  necessary  representations  in writing  regarding  tax  withholdings  for a full or partial surrender.

ANNUITY BENEFITS

WHAT ARE THE BENEFITS OF THIS ANNUITY?

This Annuity  provides that Annuity  Payments are payable for the life of the Annuitant,  for a Certain  Period,  or for the life of the Annuitant and a Certain  Period.  This Annuity  terminates  when the Annuitant dies, the Certain Period chosen ends, or upon the
Inheritance Date if a lump sum death benefit is payable.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

Any portion of your Premium  allocated to the  Sub-accounts  will be used to purchase  Units.  We will determine the number of Units based on the Premium reduced by any Tax Charge,  the length of any Certain Period,  the payment option selected,  and the Unit Value of the  Sub-accounts  you  initially  selected on the Issue Date.  The number of Units also will depend on the  Annuitant's  age and gender (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.  Other than to fund Annuity  Payments, the number of Units allocated to each  Sub-account  will not change unless you transfer among the  Sub-accounts or make a withdrawal
(if allowed).

We calculate your Annuity  Payment  Amount on each Monthly  Processing  Date by taking the number of Units  scheduled to be redeemed under the Schedule of Units in each  Sub-account  and  multiplying  them by the Unit Value of each  Sub-account  on such date.  This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations  will equal the amount of your Annuity
Payment Amount.

The Unit Value in a particular  Sub-account on any Valuation Day is equal to the Unit Value of that  Sub-account on the  immediately preceding  Valuation Day multiplied by the Net Investment  Factor for that  Sub-account for the Valuation  Period  multiplied by the daily factor for the Valuation Period.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial Annuity Payment will be on a date of your choice of the 1st through the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this  Annuity.  The Annuity
Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes.  You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any Annuity
Payment  Date after this period,  you may make an  irrevocable  election to convert to fixed  Annuity  Payments.  If you elect fixed payments,  on each Annuity  Payment Date you will receive a fixed amount that will not vary with investment  performance.  The value of these payments  depends on the Income Base at the time of the conversion,  the then current  Certain Period,  the Annuitant's age and gender (where  permitted by law) if a life payment is selected,  and an assumed  interest rate of not less than 3% per year. The subsequent  Annuity  Payment Amount may be greater than,  equal to, or less than the current  Annuity  Payment  Amount.  The Certain
Period is not  effected by  conversion.  After you have  elected  this option  under this  Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make Annuity Payments to the Annuitant.  Subject to our rules, we may accept your  instructions to forward Annuity Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if a Certain Period exists,  we will make Annuity  Payments to the Beneficiary for the remainder of the
Certain  Period.  As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no  guarantee  that  there  will be any
Certain Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Certain Period as of the Inheritance Date, the Annuity terminates.

If the  Annuitant  dies  before the  Annuity  Date,  the Annuity  will end and the Cash Value will be payable as  settlement  to the
Beneficiary(s) after we have received all of our requirements to make settlement.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)  after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a Beneficiary,  Annuity Payments will begin as of the next Annuity Payment Date following the
Inheritance  Date,  or the Cash  Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last surviving  Annuitant.  Evidence  satisfactory  to us of the death of all  Annuitants  must be  provided  before any  amount  becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT  DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE ANNUITY
PAYMENTS BE PAID TO THE BENEFICIARY?

We make Annuity  Payments to the  Beneficiary if a Certain Only or a Life with Certain  Period payment option has been selected.  We calculate the amount  payable each month in the same manner before and after the  Inheritance  Date if Annuity  Payments are payable to the  Beneficiary.  Annuity  Payments  payable to Beneficiary are due over any remaining  Certain Period.  The Annuity  terminates when the Certain Period ends.

If there is a Certain Period  remaining as of the  Inheritance  Date, the Beneficiary may elect to receive the Cash Value instead of
Annuity  Payments if, before the Inheritance  Date, you did not elect,  in writing,  to prohibit  commutation and all  Beneficiaries agree in writing to such  commutation.  All requirements  that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments  While the  Annuitant  is Alive:  We must  receive at our office  necessary  representations  in writing  regarding  tax  withholding.  We may also  require,  from  time-to-time,  evidence in writing  satisfactory  to us that the
Annuitant is alive.  We may withhold  Annuity  Payments until we receive our  requirements  or until we receive in writing due proof satisfactory to us of the Annuitant's  death.  Such withheld  Annuity  Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law.
Should we subsequently  receive the applicable  requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
(a) due proof  satisfactory  to us in writing of the death of all Annuitants  and, if  applicable,  no Owner died before the Annuity
Date;
(b)  the Annuity; and
(c) all  representations,  in writing,  that we require or which are mandated by applicable  law or regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once Annuity Payments begin to be paid to a Beneficiary,  we may require, from time-to-time,  evidence in writing satisfactory to us that a natural  person who is a Beneficiary  is alive.  We may withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory  to us of such  Beneficiary's  death. We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless otherwise  required by law. Should we subsequently  receive our requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide us with an account at a  financial institution  to which we may  electronically  forward  such  payments.  Subject to our rules,  we may, as a  convenience,  forward a payment  for an  Annuitant,  Owner,  or  Beneficiary  (or a person  selected  to  receive  remaining  Annuity  Payments  after  such
Beneficiary's  death) to an account  for the  benefit of an  alternate  person or entity.  We must  receive  the  request to forward payments to such alternate person or entity in writing from the person or entity that then has ownership rights.

We pay Annuity Payments to the Annuitant first  designated on any application  unless you instruct us to forward Annuity Payments to any other named Annuitant.  We forward any partial or full surrender to the Owner unless you instruct us otherwise.

Before the  Inheritance  Date,  we may split Annuity  Payments  among all the  recipients  if requested by the Owner in writing.  We reserve the right to limit the number of payees.  If a split  payment has been  selected and one of any several joint payees die but other joint payees survive;  and we receive proof  satisfactory to us of such death,  any subsequent  Annuity Payments will be split pro rata among  accounts for the  surviving  payees.  Such split  Annuity  Payments can be  terminated  by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts due on or after the  Inheritance  Date will be split among any named  Beneficiaries  in accordance  with the Beneficiary designation.  However,  currently  we will not  accept an  instruction  to pay part as a lump sum and part as Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will  terminate if no election is received in writing by us at our Office before the Inheritance Date or if, as of the Inheritance Date, multiple  Beneficiaries  cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?

Following is a brief  summary of some of the federal tax  considerations  relating to this  Annuity.  Since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not comprehensive nor is it tax advice.  You may wish to consult a professional tax advisor for tax advice.

TAXATION OF AMERICAN SKANDIA AND THE SEPARATE ACCOUNT

The Separate  Account is taxed as part of American  Skandia which is taxed as a life  insurance  company  under  Subchapter L of the
Code.  Accordingly,  the Separate  Account is not separately  taxed as a "regulated  investment  company" under  Subchapter M of the
Code.  Investment  income and any realized  capital gains on the assets of the Separate  Account are  reinvested  and are taken into account in determining the value of the Units.  As a result,  such investment  income and realized  capital gains are  automatically applied to increase reserve under the Annuity.

Currently no taxes are due on interest,  dividends  and  short-term or long-term  capital gains earned by the Separate  Account with respect to the Annuity.

HOW ARE IMMEDIATE ANNUITIES TREATED UNDER THE TAX CODE?

Section 72 of the Code  governs the taxation of annuities in general.  Taxation of an immediate  annuity is largely  dependent  upon whether it is used in a qualified  pension or profit sharing plan or other  retirement  arrangement  eligible for special  treatment under the Code.

Pursuant  to Section  72(u) of the Code,  an annuity  will be  considered  an  immediate  annuity if it is  purchased  with a single premium,  Annuity  Payments  commence  within  one year from the date of the  purchase,  and the  Annuity  provides  for a series of substantially  equal periodic  payments no less frequently  than annually.  Based on our  understanding  of tax law, we believe that the Annuity meets these  requirements  and would be considered an immediate  annuity for the federal  income tax purposes  except as otherwise noted below under "Special concerns regarding immediate annuities".

HOW ARE ANNUITY PAYMENTS TAXED?

Distributions  from an annuity are taxed as ordinary income and not as capital gains.  Generally,  a portion of each Annuity Payment will be excluded from income as a return of  investment in the contract,  until the entire  investment  has been  returned.  Special rules apply if amounts paid in any year are less than the expected return of investment.

"Investment in the contract" is equal to the total Premium paid for the contract minus any previous distributions (or portions of distributions) from such contract that were not includible in gross income.  "Investment in the contract" may be affected by whether an annuity was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section
1035 of the Code.

The portion of each Annuity  Payment that  represents  "investment  in the  contract" is excluded  from gross  income.  When Annuity
Payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the portion of
Annuity  Payments  excluded from taxable income  pursuant to the exclusion  amount does not exceed the "investment in the contract,"
then the remaining  portion of unrecovered  investment  may be allowed as a deduction on the  decedent's  final income tax return in the tax year of such death.

HOW ARE DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS TAXED?

The portion of  distributions  considered  to be  "amounts  not  received as an  annuity,"  such as a full  surrender  or a lump sum alternative  after the  Annuitant's  death,  in excess of any  remaining  investment  in the  contract  is treated as "income on the contract" and  includible  in gross income.  The amount of the  distribution  exceeding  "income on the contract" is not included in gross  income.  "Income  on the  contract"  for an  annuity  would be  computed  by  subtracting  from the  value of the  taxpayer's
"investment  in the  contract"  (which is an amount  equal to total  payments for the contract  less any previous  distributions  or portions  thereof from such  contract not included in gross  income).  "Investment  in the  contract"  may be affected by whether an annuity was  purchased as part of a tax-free  exchange of life  insurance or annuity  contracts  under  Section 1035 of the Code. We believe  there is some  uncertainty  regarding  the manner in which the IRS would apply the Code and the  regulations  thereunder to partial  surrenders.  For reporting  purposes,  we will treat partial  surrenders as generally  coming first from any "income on the contract".

We believe  that  "investment  on the  contract"  does not include the Premium  paid for  "related  contracts"  under this  Annuity.
"Related  contracts"  mean all  annuity  contracts  or  certificates  (other  than  certain  contracts  owned in  connection  with a tax-qualified  retirement  arrangement)  for which the  taxpayer is the  beneficial  owner and which are issued by the same  insurer within the same calendar year,  irrespective of the named annuitants.  "Related  contracts" are treated as one annuity contract when determining  the taxation of  distributions  before  annuitization.  While it is clear that "related  contracts"  include  contracts prior to when annuity  payments begin,  there is some  uncertainty  regarding the manner in which the Internal Revenue Service would view "related  contracts" when one or more contracts are immediate  annuities or are contracts that have been annuitized.  We do not believe  "related  contracts"  include  immediate  annuities  or  annuities  for which  annuity  payments  have  begun.  If "related contracts"  include immediate  annuities or annuities for which annuity payments have begun, then "related  contracts" would have to be taken into  consideration  in  determining  the taxable  portion of each  annuity  payment  (as  outlined in the "How Are Annuity
Payments Taxed?"  subsection  above) as well as in determining the taxable portion of distributions  from an annuity or any "related contracts"  before annuity  payments have begun.  The Internal  Revenue Service has not issued guidance  clarifying this issue as of the date of this  Prospectus.  We cannot  guarantee  that  immediate  annuities or annuities for which  annuity  payments have begun could not be deemed to be  "related  contracts".  You are  particularly  cautioned  to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  immediate  annuities:  The  Internal  Revenue  Service  has ruled that the 10% penalty  applicable  to
"non-qualified"  immediate  annuities will apply to annuity payments under a contract recognized as an immediate annuity under state insurance law but not under  Section 72 (u) of the Code in an exchange  situation  where the Premium for the exchanged  contract was paid, or deemed to have been paid, more than one year prior to the first annuity payment  payable under the immediate  annuity;  and the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

We believe Annuity  Payments based on your life  expectancy are not subject to the 10% penalty  because they meet the  substantially equal payment  exception under Section 72(q) (relating to  non-qualified  contracts) or 72(t) (relating to tax qualified  retirement plans or  qualified  contracts  including  individual  retirement  annuities).  If these types of programs  provided by us and other insurance  companies are deemed by the Internal  Revenue Code not to meet the  substantially  equal periodic  payments  exception in
Section 72(q) or Section  72(t) of the Code and you do not meet any of the other  exceptions  under the Code,  you may be subject to the 10% penalty  described  above.  Generally,  Annuity  Payments  based on a period certain will not meet the  substantially  equal payment exception.

Distributions, other than Annuity Payments, from the Annuity may be subject to a penalty equal to 10% of the amount includible in gross income plus interest, unless an exception applies.  The penalty, if applicable, may apply to all previous distributions and
Annuity Payments.

Special rules in relation to tax-free  exchanges  under Section 1035:  Section 1035 of the Code permits certain  tax-free  exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If the Annuity is purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August 14, 1982,  then any  distributions  other than as annuity payments will be considered to come:

|X|      First,  from the amount of any remaining  "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  Premium  payments  made prior to August 14, 1982
       (including income on such original Premium after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the remaining "investment in the contract."

Therefore,  to the extent a  distribution  is equal to or less than the  "investment in the contract" made prior to August 14, 1982, such amounts are not included in taxable income.  Further,  distributions  received that are considered to be a return of investment on the  contract  from  Premium made prior to August 14, 1982 are not subject to the 10% tax  penalty.  In all other  respects,  the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a partial  exchange.  In addition,  it is unclear how the IRS will treat a partial exchange from a life insurance,  endowment, or annuity  contract into an immediate  annuity.  As of the date of this  prospectus,  we will accept a partial 1035 exchange from a non-qualified  annuity contract into an immediate annuity as a "tax-free" exchange for future tax reporting purposes,  except to the extent that we, as a reporting  and  withholding  agent,  believe that we would be expected to deem the  transaction  to be abusive.
However,  some insurance  companies may not recognize these partial  surrenders as tax-free exchanges and may report them as taxable distributions  to the extent of any gain  distributed as well as subjecting the taxable  portion of the  distribution to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before  proceeding with the transaction.

ARE THERE TAX CONSIDERATIONS FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?

There are various types of tax-qualified  retirement  plans and qualified  assets for which the Annuity may be suitable.  Generally, this Annuity may be useful to meet income  obligations under such plans and arrangements,  or for taking  distributions,  because of the  benefits  provided by the Annuity and because the Annuity is a single  premium  product.  Therefore,  in many cases,  using the
Annuity in conjunction  with a qualified plan or arrangement  may require a transfer or "roll over" from an existing  qualified plan or  arrangement.  Before  purchasing  the Annuity for use with a qualified  plan or  arrangement,  you should  obtain  competent tax advice  about the tax  treatment  and the  suitability  of such an  investment.  American  Skandia  does not offer  the  Annuity  in connection with all types of tax-qualified retirement plans and arrangements.

Corporate  Pension and  Profit-sharing  Plans: The Annuity may be used to fund employee  benefits of various  corporate  pension and profit-sharing plans established by corporate employers under Sections 401(a) and 401(k) of the Code.

H.R. 10 Plans:  The Annuity may also be used to fund benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their employees.  These are commonly known as "H.R. 10 Plans" or "Keogh Plans".

Tax Sheltered  Annuities:  Under Section 403(b) of the Code a tax sheltered  annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations specified in Section 501(c)(3) for the benefit of their employees.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts.

Individual  Retirement  Arrangements or "IRA":  Section 408 of the Code allows eligible  individuals to maintain an IRA. The Annuity may be used to receive "roll-over" distributions from certain tax-qualified retirement plans and maintain their tax-deferral.

Roth IRAs:  A form of IRA is also available called a "Roth IRA".  Contributions to a Roth IRA are not tax deductible.

SEP IRAs:  Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions  from qualified  annuities are subject to a penalty equal to 10% of the amount  includible in gross income,  unless an exception  applies.  We believe that the exception for  substantially  equal periodic payments noted in Section  72(t)(2)(A)(iv)  of the Code applies to Annuity  Payments based on your life  expectancy as noted above,  under "Special  concerns  regarding  immediate annuities."  We also  believe  that the penalty  does not apply to any lump sum paid to a  Beneficiary  under a  qualified  annuity.
Generally, Annuity Payments based on a period certain will not meet the substantially equal periodic payments exception.

Distributions,  other than  Annuity  Payments,  from a  qualified  annuity  may be  subject to a penalty  equal to 10% of the amount includible  in gross income plus  interest,  unless an exception  applies.  The penalty,  if  applicable,  may apply to all previous distributions and Annuity Payments.

If required by law or regulation,  once each calendar year, we will determine  whether an amount in addition to your Annuity Payment amount is payable.  We do this so that your  Annuity  may  satisfy  the  required  minimum  distribution  rules  pursuant to Section
401(a)(9) of the Code. If we determine  that an  additional  amount is payable,  the  additional  payment  amount will be calculated based on the Income Base.  Units of the Income Base will be redeemed to fund the additional payment amount.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity for  purposes of the Code,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  We expect the
Portfolios to comply with the terms of these regulations.

Transfers  Between  Sub-Accounts:  Transfers  between  Sub-Accounts  are not  subject  to  taxation.  The  Treasury  Department  may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments  underlying such variable annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also unclear what effect,  if any, such guidelines may have on transfers between the Sub-Accounts offered pursuant to this Prospectus.  We will take any action,  including  modifications to your Annuity or the Sub-Accounts, required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain distributions,  including rollovers,  from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes.  This will not apply to:
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated  beneficiary  under such plan (all
     Annuity Payments before the Inheritance Date meet this exception); and
|X|      certain other distributions where automatic 20% withholding may not apply.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  Federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a  confirmation  statement to you each time a transaction  is made  affecting  Income Base, such as transfers or  withdrawals.  We send monthly  statements  reflecting  the  processing  done each Annuity  Payment Date except after any conversion to fixed payments.  Before any conversion,  we also send periodic  statements  detailing the activity affecting your  Annuity  during the calendar  quarter.  You should  review the  information  in these  statements  carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the periodic  statements,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the periodic  statement.  All transactions  confirmed  immediately or by periodic  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose  ultimate  parent  is  Skandia  Insurance  Company  Ltd.,  a  Swedish  company.  American  Skandia  markets  its  products  to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?

The  separate  accounts  are where  American  Skandia  sets  aside and  invests  the  assets of some of our  annuities.  The  assets supporting  our  obligations  under  the  Annuities  are held in  separate  accounts  established  under  the  laws of the  State of
Connecticut.  We are the  legal  owner of assets  in the  separate  accounts.  Assets  supporting  fixed  annuity  payments  after a conversion  are held in our  general  account.  Income,  gains and losses from  assets  allocated  to these  separate  accounts  are credited to or charged  against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities,  which arise from the annuity contracts issued  by  American  Skandia.  The  amount of our  obligation  in  relation  to  allocations  to the  Sub-accounts  is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B

The assets  supporting  obligations  based on allocations  to the variable  investment  options are held in Class 7 Sub-accounts  of
American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".  Separate  Account B consists of multiple  Sub-accounts.  The name of each  Sub-account  generally  corresponds to the name of the underlying  Portfolio.
Separate  Account B was  established  by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities issued by us with values and benefits that vary according to the  investment  performance  of Separate  Account B. The  Sub-accounts offered pursuant to this Annuity are Class 7 Sub-accounts of Separate  Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund portfolio.  Each class of Sub-accounts in Separate  Account B has a different level of charges  assessed against such  Sub-accounts.  Separate  Account B is registered with the SEC under the Investment  Company Act of 1940  ("Investment  Company
Act")  as a unit  investment  trust,  which  is a type of  investment  company.  The SEC does  not  supervise  investment  policies, management or practices of Separate Account B.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your Income Base allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance that the Income Base of your Annuity will equal or be greater than the total of the Premium payments you make to us.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is  registered  as an open-end  management  investment  company  under the  Investment  Company  Act.  Shares of the
Portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and  variable  life  insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal  owner of the shares of the  Portfolios  in which the  Sub-accounts  invest.  However,  under SEC  rules,  you have voting rights in relation to Income Base maintained in the  Sub-accounts.  If a Portfolio  requests a vote of shareholders,  we will vote our shares based on  instructions  received from Owners with Income Base allocated to that  Sub-account.  Owners have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have received instructions.  We will furnish  those  Owners who have Income Base  allocated  to a  Sub-account  whose  Portfolio  has  requested a
"proxy" vote with proxy  materials  and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment advisory agreement, or matters relating to the structure of the Portfolio that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

MATERIAL CONFLICTS

It is possible that differences may occur between  companies that offer shares of a Portfolio to their respective  separate accounts issuing  variable  annuities  and/or  variable life insurance  products.  Differences  may also occur  surrounding the offering of a
Portfolio to variable life insurance  policies and variable  annuity  contracts that we offer.  Under certain  circumstances,  these differences  could be considered  "material  conflicts," in which case we would take necessary action to protect persons with voting rights under our variable  annuity  contracts and variable life insurance  policies  against  persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict"  were to arise between  owners of variable  annuity contracts  and variable life  insurance  policies  issued by us we would take  necessary  action to treat such persons  equitably in resolving the conflict.  "Material  conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life  insurance and variable  annuity  contracts of the same or different  companies.  We monitor any potential  conflicts  that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

TRANSFERS, ASSIGNMENTS OR PLEDGES

Generally,  vested rights in an Annuity may be  transferred,  assigned or pledged for loans at any time.  However,  these rights may be limited  depending  on the use of the  Annuity.  Generally,  transfers,  assignments  or pledges to another  person or entity may occur at any time prior to the death of the last  surviving  Annuitant.  We  generally  will not accept  transfers,  assignments  or pledges  after  such  death.  You must  request a transfer  or  provide  us a copy of the  assignment  in  writing.  A  transfer  or assignment is subject to our  acceptance.  Prior to receipt of this notice,  we will not be deemed to know of or be obligated  under any  assignment  prior to our receipt and acceptance  thereof.  We assume no  responsibility  for the validity or sufficiency of any assignment.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of the  brokerage  commissions incurred in  connection  with  purchases  and sales of securities  held by the  portfolios  of AST offered as underlying  investment options under this Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Premium  payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules  are available  that provide a lower initial commission  plus  ongoing  annual  compensation  based on all or a portion of Income  Base.  We may also  provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

PERFORMANCE RELATED INFORMATION

We may advertise certain information  regarding the performance of the investment options.  Details on how we calculate  performance for the  investment  options  are found in the  Statement  of  Additional  Information.  This  information  may help you  review the performance  of the  investment  options and provide a basis for  comparison  with other  annuities.  This  information  may be less useful when comparing the performance of the investment  options with other savings or investment  vehicles.  Such other investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

If a Sub-account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some  other  relevant  periods  if the  Sub-account  has not been in  existence  for at least ten  years.  Total  return is measured by comparing  the value of an  investment in the  Sub-account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a  Sub-account  advertises  non-standard  total  returns  that  pre-date  the  inception  date  of the  Separate  Account,  these non-standard  total  returns are  calculated by assuming  that the  Sub-accounts  have been in existence for the same periods as the
Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-accounts.

Information  regarding  performance  of the Portfolios may provide a partial basis for  comparison  with other  annuities.  However, when making such a  comparison,  you should  note  whether  such other  annuities  provide  guarantees  and  features  similar to or different from those provided  pursuant to the Annuities.  Such information may only be partially  useful in comparing  Annuities to other products or investment  programs  designed to provide periodic  income.  In making any such  comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax  treatment,  and treatment of such vehicles for other purposes, such as eligibility for governmental assistance programs, bankruptcy, communal property, etc.

These  performance  measures may have only limited use when  comparing the  performance  of the  investment  options with savings or investment  vehicles  designed for  accumulation  of wealth,  rather than for immediate and on-going  income.  Such vehicles may not provide some of the benefits of immediate  annuities,  or may not be designed  for income  purposes.  Additionally,  such savings or investment vehicles may not be treated like immediate annuities under the Internal Revenue Code.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest  rate  environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance  Charge) is positive.  Current and effective yield  information will fluctuate.  This  information  may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies  which do not serve as underlying  mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the  Portfolios  to such  conditions.  Actual  performance  will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the Sub-accounts,  which invest in such Portfolio.  In addition,  the amount of charges assessed against each Sub-account will affect performance.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such  rankings  may help you in  evaluating  our  ability to meet our  obligations  in relation to paying  fixed  Annuity  Payments, guarantee a minimum  level of Annuity  Payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be  provided a  hypothetical  illustration  of how an Annuity  may  perform,  based on your age,  gender,  a proposed  Premium,  etc. WE DO NOT  GUARANTEE  THAT ANY ANNUITY  WILL PERFORM AS  ILLUSTRATED.  Any such  illustration  is not valid unless  preceded by or accompanied  by this  Prospectus.  No  illustration  is valid unless it includes  examples of how the Annuity would perform  assuming Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition to any examples assuming some other interest rate. In addition,  no illustration  is valid if it projects  hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be expressed  as a percentage  of the Premium.  In addition to the Annuity  Payment  Amounts,  the following  values may be  illustrated:  Cash Value;  alternative  taxable  income,  (the income needed from an  investment  taxed at ordinary  income  rates to which the  exclusionary  rules of the Code would not apply to achieve  the same  after tax  income);  the effective rate of return (the yield,  assuming payment of the Cash Value as of the date illustrated);  the cumulative return to-date
(the total amount paid, assuming payment of the Lump Sum Alternative as of the date illustrated).

Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed premium,  age and gender of an annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the  assumptions  used,
                                                                                            -------
performance  information  cannot exactly match how an annuity you owned or might have owned would have performed.  Illustrations may be provided on paper,  and may be provided in color.  Illustrations  may be provided in a format  other than on paper.  For example, we may provide illustrations for presentation on a computer screen or in a video format.

AVAILABLE INFORMATION

A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at  1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American Skandia - Variable  Annuities,  Once Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com; or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts)
Principal Underwriter/Distributor
Calculation of Performance Data
Unit Price Determinations
Voting Rights
Modification
Deferral of Transactions
Misstatement of Age or Sex
Ending of Offer
Independent Auditors
Legal Experts
Financial Statements

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

                               APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2002 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Class 7 Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2002 and are being offered  pursuant to this  Prospectus or which we offer  pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding  in each such
Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  To the  extent a  Sub-account  commenced  operations  during a  particular  calendar  year,  the Unit Price as of the end of the period reflects  only the partial year results from the  commencement  of  operations  until  December  31st of the  applicable  year.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

        Year Ended December 31,
------------------------------------------------------------------------------
                                    2001                      2000
------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                                   $6.86                       8.99
Number of Units                            136,976                     33,897
------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                                  $14.10                      18.68
Number of Units                              5,277                      6,782
------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                                   $7.06                       9.84
Number of Units                             60,129                     32,368
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST DeAM International
Equity 2
(1994)
Unit Price                                   $5.41                       8.08
Number of Units                             29,954                     20,311
------------------------------------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                                   $8.64                       9.72
Number of Units                             49,536                     23,151
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 3
(1994)
Unit Price                                  $18.70                      20.25
Number of Units                              2,439                        978
------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 4
(1999)
Unit Price                                   $6.48                       9.17
Number of Units                             41,602                     35,743
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------
                                    2001                      2000
 ------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                                   $7.12                       9.08
Number of Units                             10,912                        243
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Goldman Sachs Small-
Cap Value 5
(1998)
Unit Price                                  $13.65                      12.58
Number of Units                             40,847                     14,220
 ------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 6
(1997)
Unit Price                                  $12.06                      11.41
Number of Units                             33,608                     15,339
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                                   $4.15                       7.03
Number of Units                             17,882                      2,473
 ------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 7
(1994)
Unit Price                                   $7.11                       9.71
Number of Units                             51,711                     36,882
 ------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 8
(1993)
Unit Price                                  $11.62                      12.13
Number of Units                             56,219                     16,574
 ------------------------------------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                                   $7.14                       8.68
Number of Units                             56,649                     30,915
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                                   $9.72                      10.07
Number of Units                             26,857                     12,895
------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                                  $11.18                      11.24
Number of Units                              1,879                        -0-
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------
                                    2001                      2000
------------------------------------------------------------------------------
AST Alliance Growth 9
(1996)
Unit Price                                   $7.12                       8.46
Number of Units                            106,762                     97,356
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                                   $7.48                       9.68
Number of Units                             47,656                      3,089
------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                                   $7.80                      10.09
Number of Units                            182,904                    114,992
------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                                   $5.33                       7.90
Number of Units                            404,404                    235,747
------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 10
(2000)
Unit Price                                   $9.17                       9.83
Number of Units                              1,696                        442
------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 11
(2001)
Unit Price                                   $9.64                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 11
(2001)
Unit Price                                  $10.05                          -
Number of Units                             18,453                          -
------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                                  $11.75                      11.57
Number of Units                             16,487                     16,557
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 12
(1998)
Unit Price                                   $8.41                       9.46
Number of Units                             39,414                      9,941
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST American Century
Income & Growth 13
(1997)
Unit Price                                   $8.47                       9.36
Number of Units                            113,372                     70,887
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------

                                    2001                      2000
------------------------------------------------------------------------------
AST Alliance Growth
and Income 14
(1992)
Unit Price                                  $10.35                      10.53
Number of Units                            205,232                     34,439
------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                                   $8.42                      10.09
Number of Units                             18,030                      1,919
------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                                   $9.31                      10.32
Number of Units                             44,212                      8,596
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST DeAM Global
Allocation 15
(1993)
Unit Price                                   $8.84                      10.14
Number of Units                             38,208                     30,678
------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                                   $9.38                       9.87
Number of Units                              4,905                      1,725
------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                                   $9.52                      10.12
Number of Units                             13,152                      2,412
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 16
(1994)
Unit Price                                  $10.84                      10.70
Number of Units                             16,390                        -0-
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                                   $9.27                       9.37
Number of Units                             45,297                     12,929
------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                                  $10.30                      10.13
Number of Units                             16,628                        425
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------

                                    2001                      2000
------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                                  $11.80                      10.97
Number of Units                            275,317                     37,918
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                                  $11.29                      10.59
Number of Units                            112,948                      1,940
------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                                  $10.57                      10.32
Number of Units                            179,509                     29,567
------------------------------------------------------------------------------
The Montgomery Variable
Series - MV
Emerging Markets
(1996)
Unit Price                                   $7.53                       8.19
Number of Units                              6,555                      3,293
------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                                   $9.79                      10.59
Number of Units                              1,095                        327
------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                                  $15.89                      17.01
Number of Units                              1,992                        -0-
------------------------------------------------------------------------------
Rydex Variable Trust -
Nova
(1999)
Unit Price                                   $6.59                       8.73
Number of Units                                517                     22,973
------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                                  $12.43                      10.94
Number of Units                                -0-                        -0-
------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                                   $4.49                       7.01
Number of Units                             21,091                     51,764
------------------------------------------------------------------------------
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------
                                    2001                      2000
------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                                   $6.80                       9.99
Number of Units                             15,825                     22,264
------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                                   $4.27                       7.98
Number of Units                             35,767                     25,984
------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                                  $11.35                      13.14
Number of Units                             27,104                     32,969
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                                  $11.02                      12.38
Number of Units                              8,536                      9,786
------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                                   $3.66                       8.05
Number of Units                             16,854                     20,235
------------------------------------------------------------------------------
Evergreen VA -  Global
Leaders
(1999)
Unit Price                                   $8.51                       9.96
Number of Units                             12,525                        350
------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                                   $8.49                       9.35
Number of Units                              5,085                        -0-
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Evergreen VA - Omega 11
(2001)
Unit Price                                   $9.04                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
ProFund VP -
Europe 30
(1999)
Unit Price                                    6.97                       9.30
Number of Units                              7,317                        -0-
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------
                                  2001                        2000
------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 17
(1999)
Unit Price                                   $8.50                       9.32
Number of Units                                -0-                      3,174
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ProFund VP - OTC 18
(2001)
Unit Price                                   $5.77                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                                   $1.25                       4.06
Number of Units                             58,556                      3,787
------------------------------------------------------------------------------
ProFund VP - Bear 18
(2001)
Unit Price                                  $11.55                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
ProFund VP -
Bull Plus 18
(2001)
Unit Price                                   $7.48                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
ProFund VP -
Biotechnology 18
(2001)
Unit Price                                   $8.38                          -
Number of Units                              3,279                          -
------------------------------------------------------------------------------
ProFund VP -
Energy 18
(2001)
Unit Price                                   $9.20                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
ProFund VP -
Financial 18
(2001)
Unit Price                                   $9.23                          -
Number of Units                              8,154                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ProFund VP -
Healthcare 18
(2001)
Unit Price                                   $9.37                          -
Number of Units                              2,564                          -
------------------------------------------------------------------------------
ProFund VP -
Real Estate 18
(2001)
Unit Price                                  $10.78                          -
Number of Units                              2,306                          -
------------------------------------------------------------------------------

         Year Ended December 31,
------------------------------------------------------------------------------

                                  2001                        2000
------------------------------------------------------------------------------
ProFund VP -
Technology 18
(2001)
Unit Price                                   $5.92                          -
Number of Units                             12,704                          -
------------------------------------------------------------------------------
ProFund VP -
Telecommunications 18
(2001)
Unit Price                                   $7.11                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
ProFund VP -
Utilities 18
(2001)
Unit Price                                   $8.13                          -
Number of Units                                -0-                          -
------------------------------------------------------------------------------
First Trust(R)10
Uncommon Values
(2000)
Unit Price                                   $4.73                       7.44
Number of Units                             31,543                     32,451
------------------------------------------------------------------------------
Prudential - SP
Jennison
International
Growth 19
(2001)                                       $7.40                          -
Unit Price                                     -0-                          -
Number of Units
------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
3.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
4.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
5.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
6.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
7.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
9.  Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Between December 31, 1998 and May
     1,  2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
10.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
11.      These Portfolios commenced operations on May 1, 2001.
12.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
13.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
14.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
15.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
16.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
17.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
18.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
19.      This Portfolio was first offered as a Sub-account on April 15, 2001.

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAT-PROS- (05/2002).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The  Annuity is  registered  under the  Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The Annuity is issued by
AMERICAN  SKANDIA  LIFE  ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B (CLASS 7  SUB-ACCOUNTS)  and AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION.

                                                         TABLE OF CONTENTS

Item                                                                                                                   Page

General Information Regarding American Skandia Life Assurance Corporation                                                 2
American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts)                                     2
Principal Underwriter/Distributor                                                                                         2
Calculation of Performance Data                                                                                           3
Unit Price Determinations                                                                                                 6
Voting Rights                                                                                                             6
Modification                                                                                                              7
Deferral of Transactions                                                                                                  7
Misstatement of Age or Sex                                                                                                7
Ending of Offer                                                                                                           7
Independent Auditors                                                                                                      7
Legal Experts                                                                                                             8
Financial Statements                                                                                                      8
         Audited Consolidated Financial Statements of American Skandia Life Assurance Corporation
         American Skandia Separate Account B - Class 7

----------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
----------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
VIAT-SAI [05/2002]

GENERAL  INFORMATION  REGARDING  AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION:  American Skandia Life Assurance  Corporation  ("we",
"our" or "us") is a wholly-owned  subsidiary of American Skandia Inc.  ("ASI"),  whose ultimate parent is Skandia  Insurance Company
Ltd., a Swedish company.  Skandia  Insurance Company Ltd. is a major worldwide  insurance  company operating from Stockholm,  Sweden which owns and controls,  directly or through subsidiary  companies,  numerous insurance and related companies.  We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty  states of the United  States,  and the  District  of  Columbia.  American  Skandia's
principal business address is One Corporate Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 7 Sub-accounts):
American Skandia Life Assurance  Corporation  Variable Account B (Class 7 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits  that vary  according to the  investment  performance  the  underlying  mutual funds or portfolios of underlying mutual funds offered as Sub-accounts  of Separate  Account B. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered  pursuant to this Prospectus are all Class 7 Sub-accounts of Separate
Account B. Each class of  Sub-accounts  of Separate  Account B has a different level of asset-based  charges  assessed  against such
Sub-accounts.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

We offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we obtain approval of the  applicable  authorities  to  make  such  Sub-accounts  available,  we  will  notify  Owners  of  the  availability  of  such
Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRINCIPAL  UNDERWRITER/DISTRIBUTOR:  American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of ASI, is the distributor  and principal  underwriter of the Annuity  described in the  Prospectus  and this Statement of Additional  Information.
American  Skandia Life Assurance  Corporation and American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American  Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American
Skandia  Information  Services and Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary of ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Premium  payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules  are available  that provide a lower initial commission  plus ongoing annual  compensation  based on all or a portion of Cash Value.  We may also provide  compensation  to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

CALCULATION  OF PERFORMANCE  DATA: We provide two types of performance  information:  (a) the "effective  rate of return",  which is the yield of the Annuity; and (b) the cumulative return to-date.

The  performance  of an Annuity over time depends on: (a) Net Investment  Performance;  (b) the age of the Annuitant at the time the
Annuity is issued;  (c) the gender of the Annuitant (unless  applicable law or regulation  requires that we ignore gender);  (d) the
Annuity plan issued,  particularly,  the applicable Benchmark Rate and Annuity Factors for such plan; and (e) what lump sum, if any, is  available at the end of the period.  In order to provide  performance  information,  we assume that a  hypothetical  Annuity was issued at the beginning of the period to be measured, and that:

         (1)  The Annuitant was [  ] on the Issue Date;

         (2)  The Annuitant was male, and that gender affected the Annuity Factors; and

         (3)  A lump sum is being paid to the Beneficiary as of that date in lieu of Annuity Payments.

Some of the  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in  advertising  regarding such
Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the
Annuities,  or periods  during which the  Portfolios  have been in  existence,  but the  Sub-accounts  have not.  Such  hypothetical performance  is  calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual  fund  portfolios  prior  to the  existence  of the
Sub-accounts may only be presented as Non-Standard Total Returns.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below  are  based on the  inception  date of a  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for provising a basis for  comparison  with  Sub-accounts  offered  under  other  immediate  annuities.  It may have only a  limited  usefulness  in comparison  with other  annuities,  given that, as of the date of this Statement of Additional  Information,  we were unaware of any annuities  structured in a similar  fashion.  These measures may be even less useful in providing a basis for comparison  with other investments that neither provide some of the benefits of the annuities or the benefits of other variable immediate annuities.

Net Investment  Performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the  Portfolios  and  upon  prevailing  market  conditions  and the  response  of the  Portfolios  to such  conditions.  Net
Investment Performance will also depend on changes in the expenses of the Portfolios.

                                 -------------------------------------------------- -- -------------------------------------------------
                                     Standard Total Return for Life Contingent             Standard Total Return for Period Certain
                                                  annuity options                                      annuity options
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -23.72     N/A       N/A       N/A      -20.87        -31.53     N/A       N/A       N/A     -25.58
AST Janus Overseas Growth          -24.50     N/A       N/A       N/A      -29.33        -32.32     N/A       N/A       N/A     -35.17
AST American Century
  International Growth             -28.19     N/A       N/A       N/A      -19.42        -36.00     N/A       N/A       N/A     -24.07
AST DeAM International Equity      -33.06     N/A       N/A       N/A      -31.71        -40.88     N/A       N/A       N/A     -36.89
AST MFS Global Equity              -11.10     N/A       N/A       N/A       -8.70        -18.91     N/A       N/A       N/A     -12.99
AST PBHG Small-Cap Growth           -7.64     N/A       N/A       N/A      -26.44        -15.45     N/A       N/A       N/A     -32.23
AST DeAM Small-Cap Growth          -29.32     N/A       N/A       N/A      -23.61        -37.14     N/A       N/A       N/A     -28.42
AST Federated Aggressive Growth    -21.61     N/A       N/A       N/A      -24.89        -29.42     N/A       N/A       N/A     -30.66
AST Goldman Sachs Small-Cap
  Value                             8.53      N/A       N/A       N/A       21.33         0.72      N/A       N/A       N/A      17.73
AST Gabelli Small-Cap Value         5.64      N/A       N/A       N/A       12.32        -2.17      N/A       N/A       N/A      8.55
AST Janus Mid-Cap Growth           -40.92     N/A       N/A       N/A      -42.05        -48.73     N/A       N/A       N/A     -47.82
AST NB Mid-Cap Growth              -26.72     N/A       N/A       N/A      -19.07        -34.53     N/A       N/A       N/A     -23.70
AST NB Mid-Cap Value                -4.24     N/A       N/A       N/A       9.78         -12.05     N/A       N/A       N/A      5.95
AST Alger All-Cap Growth           -17.71     N/A       N/A       N/A      -18.86        -25.52     N/A       N/A       N/A     -23.49
AST Gabelli All-Cap Value           -3.40     N/A       N/A       N/A       -2.33        -11.21     N/A       N/A       N/A      -7.81
AST T. Rowe Price Natural
  Resources                         -0.56     N/A       N/A       N/A       7.15         -8.37      N/A       N/A       N/A      3.26
AST Alliance Growth                -15.79     N/A       N/A       N/A      -18.99        -23.60     N/A       N/A       N/A     -23.62
AST MFS Growth                     -22.67     N/A       N/A       N/A      -16.48        -30.48     N/A       N/A       N/A     -21.03
AST Marsico Capital Growth         -22.69     N/A       N/A       N/A      -14.29        -30.50     N/A       N/A       N/A     -18.76
AST JanCap Growth                  -32.53     N/A       N/A       N/A      -32.35        -40.34     N/A       N/A       N/A     -37.55
AST DeAM Large-Cap Value            -6.72     N/A       N/A       N/A       -7.06        -14.53     N/A       N/A       N/A     -12.59
AST Alliance/Bernstein Growth +
   Value                             N/A      N/A       N/A       N/A       -3.62         N/A       N/A       N/A       N/A     -11.43
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       0.55          N/A       N/A       N/A       N/A      -7.26
AST Cohen & Steers Realty           1.57      N/A       N/A       N/A       10.55        -6.25      N/A       N/A       N/A      6.75
AST Sanford Bernstein Managed
  Index 500                        -11.14     N/A       N/A       N/A      -10.23        -18.95     N/A       N/A       N/A     -14.57
AST American Century Income &
  Growth                            -9.58     N/A       N/A       N/A       -9.83        -17.39     N/A       N/A       N/A     -14.16
AST Alliance Growth and Income      -1.73     N/A       N/A       N/A       2.14         -9.54      N/A       N/A       N/A      -1.86
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                     1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST MFS Growth with Income         -16.52     N/A       N/A       N/A      -10.13        -24.33     N/A       N/A       N/A     -14.47
AST INVESCO Equity Income           -9.73     N/A       N/A       N/A       -4.33        -17.54     N/A       N/A       N/A      -8.50
AST DeAM Global Allocation         -12.84     N/A       N/A       N/A       -7.40        -20.65     N/A       N/A       N/A     -11.66
AST American Century Strategic
  Balanced                          -5.00     N/A       N/A       N/A       -3.90        -12.82     N/A       N/A       N/A      -8.06
AST T. Rowe Price Asset
  Allocation                        -5.98     N/A       N/A       N/A       -3.02        -13.80     N/A       N/A       N/A      -7.15
AST T. Rowe Price Global Bond       1.38      N/A       N/A       N/A       5.17         -6.44      N/A       N/A       N/A      1.24
AST Federated High Yield            -1.11     N/A       N/A       N/A       -4.61        -8.92      N/A       N/A       N/A      -8.78
AST Lord Abbett Bond-Debenture      1.75      N/A       N/A       N/A       2.54         -6.06      N/A       N/A       N/A      -2.88
AST PIMCO Total Return Bond         7.51      N/A       N/A       N/A       10.81        -0.31      N/A       N/A       N/A      7.01
AST PIMCO Limited Maturity
  Bond                              6.62      N/A       N/A       N/A       7.85         -1.19      N/A       N/A       N/A      3.99

MV Emerging Markets                 -8.12     N/A       N/A       N/A      -16.18        -15.94     N/A       N/A       N/A     -20.72

WFVT Equity Value                   -7.56     N/A       N/A       N/A       -1.32        -15.37     N/A       N/A       N/A      -5.40
WFVT Equity Income                  -6.60     N/A       N/A       N/A       -0.31        -14.41     N/A       N/A       N/A      -5.77

Rydex Nova                         -24.54     N/A       N/A       N/A      -22.86        -32.35     N/A       N/A       N/A     -27.64
Rydex Ursa                          13.56     N/A       N/A       N/A       14.45         5.74      N/A       N/A       N/A      10.73
Rydex OTC                          -35.99     N/A       N/A       N/A      -39.23        -43.80     N/A       N/A       N/A     -44.81

INVESCO VIF Dynamics               -32.00     N/A       N/A       N/A      -21.33        -39.81     N/A       N/A       N/A     -26.05
INVESCO VIF Technology             -46.50     N/A       N/A       N/A      -41.09        -54.32     N/A       N/A       N/A     -46.79
INVESCO VIF Health Sciences        -13.68     N/A       N/A       N/A       8.16         -21.49     N/A       N/A       N/A      4.29
INVESCO VIF Financial Services     -11.01     N/A       N/A       N/A       6.22         -18.82     N/A       N/A       N/A      2.32
INVESCO VIF
  Telecommunications               -54.58     N/A       N/A       N/A      -46.47        -62.40     N/A       N/A       N/A     -52.55

Evergreen VA Global Leaders        -14.51     N/A       N/A       N/A       -9.51        -22.32     N/A       N/A       N/A     -13.83
Evergreen VA Special Equity         -9.26     N/A       N/A       N/A       -9.70        -17.07     N/A       N/A       N/A     -14.03
Evergreen VA Omega                   N/A      N/A       N/A       N/A       -9.59         N/A       N/A       N/A       N/A     -17.40

ProFund VP Europe 30               -25.07     N/A       N/A       N/A      -20.10        -32.88     N/A       N/A       N/A     -24.78
ProFund VP UltraSmall-Cap            N/A      N/A       N/A       N/A      -80.75         N/A       N/A       N/A       N/A     -88.56
ProFund VP UltraOTC                 -8.77     N/A       N/A       N/A       -9.59        -16.58     N/A       N/A       N/A     -13.91
ProFund VP OTC                     -69.11     N/A       N/A       N/A      -72.45        -76.93     N/A       N/A       N/A     -82.40
ProFund VP Bear                      N/A      N/A       N/A       N/A      -61.49         N/A       N/A       N/A       N/A     -69.30
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -75.06         N/A       N/A       N/A       N/A     -82.88
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -72.07         N/A       N/A       N/A       N/A     -79.88
ProFund VP Energy                    N/A      N/A       N/A       N/A      -69.33         N/A       N/A       N/A       N/A     -77.14
ProFund VP Financial                 N/A      N/A       N/A       N/A      -69.23         N/A       N/A       N/A       N/A     -77.05
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.78         N/A       N/A       N/A       N/A     -76.59
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -64.07         N/A       N/A       N/A       N/A     -71.88
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.27         N/A       N/A       N/A       N/A     -88.08
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.32         N/A       N/A       N/A       N/A     -84.13
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.89         N/A       N/A       N/A       N/A     -80.70

First Trust(R)10 Uncommon Values    -36.45    N/A       N/A       N/A      -39.42        -44.26     N/A       N/A       N/A     -45.08

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.02         N/A       N/A       N/A       N/A     -33.83
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                 --------------------------------------------------
                                   Non-standard Total Return for Period Certain
                                                 annuity options)
                                 --------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -23.72     N/A       N/A       N/A      -20.87
AST Janus Overseas Growth          -24.50     N/A       N/A       N/A      -29.33
AST American Century
  International Growth             -28.19     N/A       N/A       N/A      -19.42
AST DeAM International Equity      -33.06     N/A       N/A       N/A      -31.71
AST MFS Global Equity              -11.10     N/A       N/A       N/A       -8.70
AST PBHG Small-Cap Growth           -7.64     N/A       N/A       N/A      -26.44
AST DeAM Small-Cap Growth          -29.32     N/A       N/A       N/A      -23.61
AST Federated Aggressive Growth    -21.61     N/A       N/A       N/A      -24.89
AST Goldman Sachs Small-Cap
  Value                             8.53      N/A       N/A       N/A       21.33
AST Gabelli Small-Cap Value         5.64      N/A       N/A       N/A       12.32
AST Janus Mid-Cap Growth           -40.92     N/A       N/A       N/A      -42.05
AST NB Mid-Cap Growth              -26.72     N/A       N/A       N/A      -19.07
AST NB Mid-Cap Value                -4.24     N/A       N/A       N/A       9.78
AST Alger All-Cap Growth           -17.71     N/A       N/A       N/A      -18.86
AST Gabelli All-Cap Value           -3.40     N/A       N/A       N/A       -2.33
AST T. Rowe Price Natural
  Resources                         -0.56     N/A       N/A       N/A       7.15
AST Alliance Growth                -15.79     N/A       N/A       N/A      -18.99
AST MFS Growth                     -22.67     N/A       N/A       N/A      -16.48
AST Marsico Capital Growth         -22.69     N/A       N/A       N/A      -14.29
AST JanCap Growth                  -32.53     N/A       N/A       N/A      -32.35
AST DeAM Large-Cap Value            -6.72     N/A       N/A       N/A       -7.06
AST Alliance/Bernstein Growth +
   Value                             N/A      N/A       N/A       N/A       -3.62
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       0.55
AST Cohen & Steers Realty           1.57      N/A       N/A       N/A       10.55
AST Sanford Bernstein Managed
  Index 500                        -11.14     N/A       N/A       N/A      -10.23
AST American Century Income &
  Growth                            -9.58     N/A       N/A       N/A       -9.83
AST Alliance Growth and Income      -1.73     N/A       N/A       N/A       2.14
---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST MFS Growth with Income         -16.52     N/A       N/A       N/A      -10.13
AST INVESCO Equity Income           -9.73     N/A       N/A       N/A       -4.33
AST DeAM Global Allocation         -12.84     N/A       N/A       N/A       -7.40
AST American Century Strategic
  Balanced                          -5.00     N/A       N/A       N/A       -3.90
AST T. Rowe Price Asset
  Allocation                        -5.98     N/A       N/A       N/A       -3.02
AST T. Rowe Price Global Bond       1.38      N/A       N/A       N/A       5.17
AST Federated High Yield            -1.11     N/A       N/A       N/A       -4.61
AST Lord Abbett Bond-Debenture      1.75      N/A       N/A       N/A       2.54
AST PIMCO Total Return Bond         7.51      N/A       N/A       N/A       10.81
AST PIMCO Limited Maturity
  Bond                              6.62      N/A       N/A       N/A       7.85

MV Emerging Markets                 -8.12     N/A       N/A       N/A      -16.18

WFVT Equity Value                   -7.56     N/A       N/A       N/A       -1.32
WFVT Equity Income                  -6.60     N/A       N/A       N/A       -0.31

Rydex Nova                         -24.54     N/A       N/A       N/A      -22.86
Rydex Ursa                          13.56     N/A       N/A       N/A       14.45
Rydex OTC                          -35.99     N/A       N/A       N/A      -39.23

INVESCO VIF Dynamics               -32.00     N/A       N/A       N/A      -21.33
INVESCO VIF Technology             -46.50     N/A       N/A       N/A      -41.09
INVESCO VIF Health Sciences        -13.68     N/A       N/A       N/A       8.16
INVESCO VIF Financial Services     -11.01     N/A       N/A       N/A       6.22
INVESCO VIF
  Telecommunications               -54.58     N/A       N/A       N/A      -46.47

Evergreen VA Global Leaders        -14.51     N/A       N/A       N/A       -9.51
Evergreen VA Special Equity         -9.26     N/A       N/A       N/A       -9.70
Evergreen VA Omega                   N/A      N/A       N/A       N/A       -9.59

ProFund VP Europe 30               -25.07     N/A       N/A       N/A      -20.10
ProFund VP UltraSmall-Cap            N/A      N/A       N/A       N/A      -80.75
ProFund VP UltraOTC                 -8.77     N/A       N/A       N/A       -9.59
ProFund VP OTC                     -69.11     N/A       N/A       N/A      -72.45
ProFund VP Bear                      N/A      N/A       N/A       N/A      -61.49
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -75.06
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -72.07
ProFund VP Energy                    N/A      N/A       N/A       N/A      -69.33
ProFund VP Financial                 N/A      N/A       N/A       N/A      -69.23
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.78
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -64.07
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.27
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.32
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.89

First Trust(R)10 Uncommon Values    -36.45    N/A       N/A       N/A      -39.42

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.02
---------------------------------- -------- --------- --------- --------- ----------

UNIT PRICE DETERMINATIONS:   For each Sub-account the initial Unit Price is $10.00.  The Unit Price for each subsequent Valuation
Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding
Valuation Period.  The Unit Price for a Valuation Period applies to each day in the Valuation Period.  The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next.  The net investment factor for a Valuation Period is: (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the
                  Portfolio; plus or minus

(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding
              Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued)
              by the Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)      is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

VOTING RIGHTS: You have voting rights in relation to Income Base maintained in the Sub-accounts.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of any change in fundamental  investment policy,  only Owners maintaining Income Base as of the record date in a Sub-account investing in the applicable  underlying mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION:  We reserve the right to do any or all of the following:  (a) combine a Sub-account with other Sub-accounts; (b)
combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) deregister Separate Account B under the
Investment Company Act; (d) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (e) make changes required by any change in the Securities Act, the Exchange Act or the Investment
Company Act; (f) make changes that are necessary to maintain the tax status of your Annuity under the Code; (g) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (h) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We will notify you (and/or any payee during the payout phase)
of any modification to your Annuity.  We may endorse your Annuity to reflect the change.

Deferral of  Transactions:  We may defer any  distribution or transfer from an Annuity Payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Annuity  Payment for more than thirty days,  or less where  required by law, we pay  interest at the minimum  rate  required by law but not less than 3% or at least 4% if required  by your  contract,  per year on the  amount  deferred.  We may defer  payment of  proceeds  of any  distribution  from any
Sub-account  or any  transfer  from a  Sub-account  for a period  not to exceed 7  calendar  days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Income  Base may  fluctuate  based on changes in the Unit  Values,  but you may not be able to transfer  Income
Base, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT  OF AGE OR SEX: If there has been a misstatement  of the age and/or sex of any person upon whose life Annuity  Payments are based, we make  adjustments to conform to the facts. As to Annuity  Payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

ENDING OF OFFER:  We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS:  The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 2001
and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of American Skandia
Life Assurance Corporation Variable Account B - Class 7 Sub-accounts at December 31, 2001 and for the periods ended December 31,
2001 and 2000, appearing in the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL  EXPERTS:  Counsel for American  Skandia Life  Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL  STATEMENTS:  The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation Variable
Account B (Class 7  Sub-accounts)  as of December 31, 2001 and for the periods  ended  December  31, 2001 and 2000.  There are other
Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut,  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request  electronically to our Customer Service Department at customerservice@skandia.com.

                                                             Appendix A

   Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate
                                                         Account B Class 7

                                              AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
ASSETS
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092

     Total assets                                                    $    28,040,143 $    31,702,705

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092

     Total Liabilities                                                    27,462,475      31,205,794

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103

     Total Shareholder's equity                                              577,668         496,911

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999

REVENUES

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832

   Total revenues                                                      513,383       571,622       387,361

EXPENSES

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502

                                                                       494,226       421,211       275,852

   Total benefits and expenses                                         473,116       476,026       280,848

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344

         Net income                                               $     33,099  $     64,817  $     76,169

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500

     Ending balance                                               2,500            2,500            2,500

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490

     Ending balance                                             335,329          287,329          215,879

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169

     Ending balance                                             239,078          205,979          141,162

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)

     Ending balance                                                 761            1,103             (107)

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                           See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                  Balance at end of year                              $    9,762   $    7,212    $    2,920

                   Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507

                  Acquisition costs deferred during the year       209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705

         M.       Reinsurance

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:

            Unrealized investment losses on available sale securities           (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
         Comprehensive income                                              $  32,757  $  66,027   $  72,527

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

          (table in thousands)                                                  2001         2000
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
         Accumulated other comprehensive income                                $  761    $  1,103

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
              Totals                                 $356,882         $6,928          $(979)      $362,831

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized         Fair
         (table in thousands)                             Cost           Value
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
           Total                                      $   356,882   $   362,831

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

          (table in thousands)                             2001          2000           1999
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
              Totals                                    $    928      $   (688)      $    578

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                       $  20,126
         Net investment income                                       $  11,656      $  10,441

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
           Total income tax expense                   $     7,168   $    30,779    $    30,344

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
              Total deferred tax assets                    355,240       407,138

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

          (table in thousands)                                          2001          2000          1999
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
              Income tax expense                                   $    7,168    $   30,779    $   30,344

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                          Total         $797,055

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                         Total                         $  83,588

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
        Net income                                 $    11,405   $    15,940    $     5,263    $       491

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT B CLASS 7

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 7 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the seventy sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 7, referred to in Note 1, as of December 31, 2001,  and the related  statement of operations  for the year then ended,  and the statements of changes in net  assets  for the year ended  December  31,  2001 and the  period  from May 1, 2000 (date  operations commenced) to December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the seventy  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B
- Class 7,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year then ended,  and changes in their net assets for the year ended  December 31, 2001 and the period from May 1, 2000 (date operations  commenced) to December 31, 2000 in conformity  with  accounting  principles  generally  accepted in the
United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

VARAIBLE ACCOUNT B - CLASS 7
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------     --------------------------------------------------------------------------------------------------------------

                                   ASSETS                                                                                     LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                        Payable to American Skandia Life Assurance Corporation                                               $ 89,203
            AIM Balanced Portfolio - 29,466 shares ( cost $385,289)                           $ 337,588      Payable to INVESCO Funds                                                                                9,999
            Alger All-Cap Growth Portfolio - 70,989 shares ( cost $428,962)                     404,621
                                                                                                                                                                                                     ----------------------
            Alliance/Bernstein Growth & Value Portfolio - 0 shares ( cost $0)                         -                                Total Liabilities                                                            99,202
            Alliance Growth Portfolio - 77,776 shares ( cost $1,046,687)                        760,652
            Alliance Growth & Income Portfolio - 113,568 shares ( cost $2,135,479)            2,123,652
            American Century Income & Growth Portfolio - 81,059 shares ( cost $1,027,327)       959,739
            American Century International Growth I Portfolio - 34,909 shares ( cost $545,489)  424,768
            American Century Strategic Balanced Portfolio - 3,651 shares ( cost $45,813)         46,000
            Cohen & Steers Real Estate Portfolio - 19,167 shares ( cost $194,204)               193,773                       NET ASSETS
            DeAm Small-Cap Growth Portfolio - 38,373 shares ( cost $364,146)                    269,687                                                                                  Unit
            Federated Aggressive Growth Portfolio - 10,769 shares ( cost $78,966)                77,656      Contractowners' Equity                                Units                Value
            Federated High Yield Portfolio - 47,449 shares ( cost $432,910)                     419,863           AST - AIM Balanced Portfolio                             38,208               8.84             $ 337,588
            Founders Passport Portfolio - 16,056 shares ( cost $225,813)                        162,083           AST - Alger All-Cap Growth Portfolio                     56,649               7.14               404,621
            Gabelli All-Cap Value Portfolio - 26,486 shares ( cost $276,141)                    261,143           AST - Alliance/Bernstein Growth & Value Portfolio             -               9.64                     -
            Gabelli Small-Cap Value Portfolio - 31,004 shares ( cost $396,851)                  405,216           AST - Alliance Growth Portfolio                         106,762               7.12               760,652
            Goldman Sachs Small-Cap Value Portfolio - 35,859 shares ( cost $528,825)            557,583           AST - Alliance Growth & Income Portfolio                205,232              10.35             2,123,652
            Invesco Equity Income Portfolio - 26,409 shares ( cost $432,095)                    411,716           AST - American Century Income & Growth Portfolio        113,372               8.47               959,739
            JanCap Growth Portfolio - 89,942 shares ( cost $2,766,778)                        2,155,837           AST - American Century International Growth I Portfolio  60,129               7.06               424,768
            Janus Mid-Cap Growth Portfolio - 18,731 shares ( cost $91,407)                       74,289           AST - American Century Strategic Balanced Portfolio       4,905               9.38                46,000
            Janus Overseas Growth Portfolio - 7,169 shares ( cost $126,993)                      74,409           AST - Cohen & Steers Real Estate Portfolio               16,487              11.75               193,773
            Janus Strategic Value Portfolio - 1,682 shares ( cost $15,689)                       15,550           AST - DeAm Small-Cap Growth Portfolio                    41,602               6.48               269,687
            Kinetics Internet Portfolio - 0 shares ( cost $0)                                         -           AST - Federated Aggressive Growth Portfolio              10,912               7.12                77,656
            Lord Abbett Bond Debenture Portfolio - 16,397 shares ( cost $169,724)               171,317           AST - Federated High Yield Bond Portfolio                45,297               9.27               419,863
            Marsico Capital Growth Portfolio - 102,805 shares ( cost $1,681,193)              1,426,890           AST - Founders Passport Portfolio                        29,954               5.41               162,083
            MFS Global Equity Portfolio - 46,467 shares ( cost $453,379)                        427,876           AST - Gabelli All-Cap Value Portfolio                    26,857               9.72               261,143
            MFS Growth Portfolio - 43,132 shares ( cost $376,262)                               356,606           AST - Gabelli Small-Cap Value Portfolio                  33,608              12.06               405,216
            MFS Growth with Income Portfolio - 17,083 shares ( cost $160,729)                   151,810           AST - Goldman Sachs Small Cap Value Portfolio            40,847              13.65               557,583
            Money Market Portfolio - 1,897,651 shares ( cost $1,897,651)                      1,897,651           AST - INVESCO Equity Income Portfolio                    44,212               9.31               411,716
            Neuberger & Berman Mid-Cap Growth Portfolio - 26,950 shares ( cost $376,620)        367,867           AST - JanCap Growth Portfolio                           404,404               5.33             2,155,837
            Neuberger & Berman Mid-Cap Value Portfolio - 42,394 shares ( cost $650,576)         653,268           AST - Janus Mid-Cap Growth Portfolio                     17,882               4.15                74,289
            PBHG Small-Cap Growth Portfolio - 2,877 shares ( cost $51,092)                       45,624           AST - Janus Overseas Growth Portfolio                     5,277              14.10                74,409
            PIMCO Limited Maturity Bond Portfolio - 112,895 shares ( cost $1,245,926)         1,275,675           AST - Janus Strategic Value Portfolio                     1,696               9.17                15,550
            PIMCO Total Return Bond Portfolio - 272,252 shares ( cost $3,171,615)             3,247,968           AST - Kinetics Internet Portfolio                             -               8.26                     -
            Sanford Bernstein Core Value Portfolio - 18,308 shares ( cost $180,817)             185,549           AST - Lord Abbett Bond Debenture Portfolio               16,628              10.30               171,317
            Sanford Bernstein Managed Index 500 Portfolio - 29,746 shares ( cost $335,794)      331,284           AST - Marsico Capital Growth Portfolio                  182,904               7.80             1,426,890
            Scudder Japan Portfolio - 0 shares ( cost $0)                                             -           AST - MFS Global Equity Portfolio                        49,536               8.64               427,876
            Strong International Equity Portfolio - 62,354 shares ( cost $1,039,272)            939,673           AST - MFS Growth Portfolio                               47,656               7.48               356,606
            T. Rowe Price Asset Allocation Portfolio - 8,323 shares ( cost $124,467)            125,192           AST - MFS Growth with Income Portfolio                   18,030               8.42               151,810
            T. Rowe Price Global Bond Portfolio - 18,428 shares ( cost $177,925)                177,740           AST - Money Market Portfolio                            179,509              10.57             1,897,651
            T. Rowe Price Natural Resources Portfolio - 1,395 shares ( cost $20,868)             21,000           AST - Neuberger & Berman Mid-Cap Growth Portfolio        51,711               7.11               367,867
      Evergreen Funds:                                                                                            AST - Neuberger & Berman Mid-Cap Value Portfolio         56,219              11.62               653,268
            VA Global Leaders Fund- 8,600 shares ( cost $104,973)                               106,639           AST - PBHG Small-Cap Growth Portfolio                     2,439              18.70                45,624
            VA Omega Fund - 0 shares ( cost $0)                                                       -           AST - PIMCO Limited Bond Portfolio                      112,948              11.29             1,275,675
            VA Special Equity Fund- 4,434 shares ( cost $43,398)                                 43,150           AST - PIMCO Total Return Bond Portfolio                 275,317              11.80             3,247,968
      INVESCO Variable Investment Funds ( Invesco ):                                                              AST - Sanford Bernstein Core Value Portfolio             18,453              10.05               185,549
            VIF Dynamics Fund - 8,584 shares ( cost $149,337)                                   107,547           AST - Sanford Bernstein Mgd Idx 500 Portfolio            39,414               8.41               331,284
            VIF Financial Services Fund - 7,580 shares ( cost $93,779)                           94,076           AST - Scudder Japan Portfolio                                 -               5.10                     -
            VIF Health Sciences Fund - 16,896 shares ( cost $301,591)                         $ 307,496           AST - Strong International Equity Portfolio             136,976               6.86             $ 939,673
            VIF Technology Fund - 9,930 shares ( cost $165,888)                                 152,605           AST - T. Rowe Price Asset Allocation Portfolio           13,152               9.52               125,192
            VIF Telecommunications Fund - 11,074 shares ( cost $75,680)                          61,629           AST - T. Rowe Price Global Bond Portfolio                16,390              10.84               177,740
      Montgomery Variable Series:                                                                                 AST - T. Rowe Price Natural Resources Portfolio           1,879              11.18                21,000
            Emerging Markets - 6,837 shares ( cost $52,024)                                      49,339           Evergreen - VA Global Leaders Fund                       12,525               8.51               106,639
      First Defined Portfolio Funds (Nike):                                                                       Evergreen - VA Omega Fund                                     -               9.04                     -
            First Trust 10 Uncommon Values - 27,627 shares ( cost $238,601)                     149,111           Evergreen - VA Special Equity Fund                        5,085               8.49                43,150
      ProFunds:                                                                                                   INVESCO - VIF Dynamics Fund                              15,825               6.80               107,547
            VP Bear - 0 shares ( cost $0)                                                             -           INVESCO - VIF Financial Services Fund                     8,536              11.02                94,076
            VP Biotechnology - 1,083 shares ( cost $28,165)                                      27,480           INVESCO - VIF Health Sciences Fund                       27,104              11.35               307,496
            VP Bull Plus - 0 shares ( cost $0)                                                        -           INVESCO - VIF Technology Fund                            35,767               4.27               152,605
            VP Energy - 0 shares ( cost $0)                                                           -           INVESCO - VIF Telecommunications Fund                    16,854               3.66                61,629
            VP Europe - 2,104 shares ( cost $50,627)                                             50,987           Montgomery - Emerging Markets                             6,555               7.53                49,339
            VP Financial - 2,688 shares ( cost $74,745)                                          75,263           Nike - First Trust 10 Uncommon Values                    31,543               4.73               149,111
            VP Healthcare - 845 shares ( cost $24,013)                                           24,016           ProFunds - VP Bear                                            -              11.55                     -
            VP OTC - 0 shares ( cost $0)                                                              -           ProFunds - VP Biotechnology                               3,279               8.38                27,480
            VP Real Estate - 761 shares ( cost $24,863)                                          24,854           ProFunds - VP Bull Plus                                       -               7.48                     -
            VP Technology - 4,188 shares ( cost $81,320)                                         75,198           ProFunds - VP Energy                                          -               9.20                     -
            VP Telecommunications - 0 shares ( cost $0)                                               -           ProFunds - VP Europe                                      7,317               6.97                50,987
            VP Ultra OTC - 15,234 shares ( cost $85,909)                                         73,487           ProFunds - VP Financial                                   8,154               9.23                75,263
            VP Ultra Small-Cap - 0 shares ( cost $0)                                                  -           ProFunds - VP HealthCare                                  2,564               9.37                24,016
            VP Utilities - 0 shares ( cost $0)                                                        -           ProFunds - VP OTC                                             -               5.77                     -
      Prudential:                                                                                                 ProFunds - VP Real Estate                                 2,306              10.78                24,854
            SP Jennison International Growth - 0 shares ( cost $0)                                    -           ProFunds - VP Technology                                 12,704               5.92                75,198
      Rydex Inc.:                                                                                                 ProFunds - VP Telecommunications                              -               7.11                     -
            Nova Fund - 401 shares ( cost $4,594)                                                 3,406           ProFunds - VP Ultra OTC                                  58,556               1.25                73,487
            OTC Fund - 6,394 shares ( cost $115,383)                                             94,599           ProFunds - VP Ultra Small-Cap                                 -               8.50                     -
            Ursa Fund - 0 shares ( cost $0)                                                           -           ProFunds - VP Utilities                                       -               8.13                     -
      Wells Fargo Variable Trust (WFVT):                                                                          Prudential - SP Jennison Int'l Growth                         -               7.40                     -
            Equity Income Fund - 2,044 shares ( cost $31,964)                                    31,654           Rydex - Nova                                                517               6.59                 3,406
            Equity Value Fund - 1,191 shares ( cost $10,647)                                     10,721           Rydex - OTC                                              21,091               4.49                94,599
                                                                              --------------------------
                          Total Invested Assets                                              23,502,072           Rydex - Ursa                                                  -              12.43                     -
                                                                                                                  WFVT - Equity Income                                      1,992              15.89                31,654
Receivable from AST                                                                            $ 99,200           WFVT - Equity Value                                       1,095               9.79                10,721
                                                                                                                                                                                                     ----------------------
Receivable from ProFunds                                                                              2                                Total Contractowner's Equity                                             23,502,072
                                                                              --------------------------
                          Total Receivables                                                      99,202

                                                                              --------------------------                                                                                             ----------------------
                          Total Assets                                                     $ 23,601,274                                Total Liabilities & Contractowner's Equity                             $ 23,601,274
                                                                              ==========================                                                                                             ======================

--------------------------------------------------------------------------------------------------------     --------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                  AST - Alliance Bernstein
                                                                                                                                                                       Growth & Value
                                                                                                                          AST - AIM            AST - Alger              * May 1 thru               AST - Alliance              AST - Alliance           AST - American Century      AST - American Century     AST - American Century      AST - Cohen & Steers
                                                                                                  Total                   Balanced            All-Cap Growth           Dec. 31, 2001                   Growth                Growth and Income            Income & Growth          International Growth I       Strategic Balanced              Real Estate
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                       $ 174,940                  $ 7,728                  $ -                         $ -                         $ -                     $ 4,801                     $ 4,760                     $ 2,148                      $ 981                      $ 4,546
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (224,004)                  (3,856)              (4,980)                          -                      (9,308)                    (13,249)                    (11,297)                     (5,132)                      (739)                      (2,256)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
                                                                                                                                                                  -------------------------
NET INVESTMENT INCOME (LOSS)                                                                             (49,064)                   3,872               (4,980)                          -                      (9,308)                     (8,448)                     (6,538)                     (2,984)                       241                        2,291
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                14,273,701                   62,425              186,305                           -                     221,106                     613,199                     131,247                     104,285                     85,900                      310,938
   Cost of Securities Sold                                                                            16,578,152                   77,141              254,417                           -                     342,867                     670,229                     146,609                     153,864                     90,214                      305,660

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                (2,304,451)                 (14,716)             (68,112)                          -                    (121,761)                    (57,030)                    (15,363)                    (49,580)                    (4,313)                       5,277
   Short-Term Capital Gain Distributions Received                                                        228,176                        -                    -                           -                     156,928                      13,384                           -                           -                        485                            -
   Long-Term Capital Gain Distributions Received                                                         264,216                        -                    -                           -                      31,132                      49,795                           -                      32,771                        779                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                              (1,812,059)                 (14,716)             (68,112)                          -                      66,299                       6,149                     (15,363)                    (16,808)                    (3,049)                       5,277
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                  (800,829)                 (18,318)             (33,961)                          -                     (89,983)                     11,399                     (12,915)                     (4,541)                      (114)                       7,491
   End of Period                                                                                      (1,912,263)                 (47,608)             (24,328)                          -                    (286,035)                    (11,754)                    (67,589)                   (120,648)                       265                         (425)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                            (1,111,434)                 (29,290)               9,633                           -                    (196,052)                    (23,153)                    (54,674)                   (116,107)                       379                       (7,916)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $ (2,972,557)               $ (40,135)           $ (63,460)                        $ -                  $ (139,060)                  $ (25,452)                  $ (76,574)                 $ (135,900)                  $ (2,429)                      $ (348)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - DeAm              AST - Federated       AST - Federated           AST - Founders              AST - Gabelli               AST - Gabelli            AST - Goldman Sachs            AST - INVESCO               AST - JanCap                 AST - Janus
                                                                                            Small-Cap Growth          Aggressive Growth         High Yield                Passport                 All-Cap Value              Small-Cap Value             Small-Cap Value              Equity Income                  Growth                  Mid-Cap Growth
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                     $ 20             $ 28,116                         $ -                       $ 141                     $ 1,045                         $ -                     $ 4,974                        $ -                         $ 33
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (3,443)                    (498)              (4,319)                     (1,776)                     (3,924)                     (3,288)                     (4,990)                     (3,763)                   (28,854)                        (715)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (3,443)                    (478)              23,797                      (1,776)                     (3,782)                     (2,244)                     (4,990)                      1,211                    (28,854)                        (682)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   122,204                   14,022              280,032                      45,641                     172,918                     135,995                     232,829                      55,555                  1,049,210                       34,649
   Cost of Securities Sold                                                                               208,294                   16,280              318,505                      68,980                     178,867                     134,684                     213,346                      61,322                  1,634,947                       54,426

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (86,090)                  (2,258)             (38,473)                    (23,339)                     (5,950)                      1,311                      19,483                      (5,768)                  (585,737)                     (19,777)
   Short-Term Capital Gain Distributions Received                                                         31,268                        -                    -                           -                         148                       1,400                       3,595                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                          17,738                        -                    -                           -                           -                       9,271                       2,707                       2,247                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                 (37,084)                  (2,258)             (38,473)                    (23,339)                     (5,801)                     11,982                      25,785                      (3,521)                  (585,737)                     (19,777)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (37,160)                      63               (2,925)                    (32,459)                      1,930                       8,509                      17,283                       1,302                   (328,530)                      (2,544)
   End of Period                                                                                         (94,385)                  (1,216)             (12,990)                    (63,645)                    (14,988)                      8,365                      28,778                     (20,378)                  (610,866)                     (17,047)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (57,225)                  (1,279)             (10,065)                    (31,186)                    (16,918)                       (144)                     11,495                     (21,680)                  (282,336)                     (14,503)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (97,752)                $ (4,015)           $ (24,741)                  $ (56,301)                  $ (26,502)                    $ 9,594                    $ 32,290                   $ (23,990)                $ (896,927)                   $ (34,962)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - Janus
                                                                                                Overseas                 AST - Janus          AST - Kinetics         AST - Lord Abbett             AST - Marsico                 AST - MFS                   AST - MFS                   AST - MFS                 AST - Money               AST - Neuberger &
                                                                                                  Growth               Strategic Value           Internet              Bond Debenture              Capital Growth              Global Equity                   Growth                Growth with Income               Market               Berman Mid-Cap Growth
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ 5,028                      $ 7                  $ -                        $ 40                         $ -                         $ -                         $ 2                       $ 133                   $ 43,930                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (1,110)                     (89)                   -                      (1,173)                    (14,160)                     (3,956)                     (2,726)                     (1,483)                   (17,579)                      (4,407)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
                                                                                                                                            -------------------
NET INVESTMENT INCOME (LOSS)                                                                               3,917                      (82)                   -                      (1,134)                    (14,160)                     (3,956)                     (2,724)                     (1,350)                    26,351                       (4,407)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    26,022                   62,231                    -                     113,157                     250,440                      50,917                     305,162                      61,595                  2,995,466                      927,436
   Cost of Securities Sold                                                                                39,116                   62,574                    -                     113,840                     313,923                      57,079                     329,802                      68,375                  2,995,466                    1,134,161

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (13,094)                    (342)                   -                        (683)                    (63,484)                     (6,162)                    (24,640)                     (6,780)                         -                     (206,724)
   Short-Term Capital Gain Distributions Received                                                          7,664                        -                    -                          13                           -                           -                           -                           -                          -                        3,462
   Long-Term Capital Gain Distributions Received                                                          16,344                        -                    -                           -                      22,972                           -                           -                           -                          -                       26,996
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  10,914                     (342)                   -                        (669)                    (40,512)                     (6,162)                    (24,640)                     (6,780)                         -                     (176,266)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (10,329)                      62                    -                          30                     (20,663)                     (2,060)                     (2,985)                       (340)                         -                      (26,956)
   End of Period                                                                                         (52,504)                     (50)                   -                       1,626                    (254,253)                    (25,415)                    (19,558)                     (8,859)                         -                       (8,753)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (42,175)                    (112)                   -                       1,596                    (233,590)                    (23,355)                    (16,573)                     (8,519)                         -                       18,203
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (27,343)                  $ (537)                 $ -                      $ (207)                 $ (288,262)                  $ (33,474)                  $ (43,936)                  $ (16,649)                  $ 26,351                   $ (162,470)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                              AST - Sanford Bernstein
                                                                                                                                               AST - PIMCO              AST - PIMCO                  Core Value                                                                                                   AST - T. Rowe                AST - T. Rowe
                                                                                            AST - Neuberger &            AST - PBHG          Limited Maturity           Total Return                * May 1 thru            AST - Sanford Bernstein        AST - Scudder                AST - Strong               Price Asset                 Price Global
                                                                                          Berman Mid-Cap Value        Small-Cap Growth             Bond                     Bond                   Dec. 31, 2001               Mgd Index 500                   Japan                International Equity            Allocation                     Bond
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                           $ 220                      $ -             $ 19,477                    $ 40,384                         $ -                     $ 1,370                         $ -                       $ 578                      $ 695                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (4,815)                    (220)              (9,331)                    (21,238)                       (617)                     (2,920)                          -                      (7,810)                      (767)                      (1,127)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (4,595)                    (220)              10,146                      19,146                        (617)                     (1,549)                          -                      (7,232)                       (72)                      (1,127)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   327,244                    3,578              304,248                     535,113                      19,295                     166,108                           -                     172,382                    108,196                       25,076
   Cost of Securities Sold                                                                               329,199                    5,673              307,496                     522,676                      20,373                     184,908                           -                     238,701                    113,726                       24,767

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                    (1,955)                  (2,095)              (3,248)                     12,437                      (1,078)                    (18,800)                          -                     (66,319)                    (5,530)                         309
   Short-Term Capital Gain Distributions Received                                                          7,670                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                             899                    3,016                    -                           -                           -                       1,665                           -                      38,192                      2,337                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                   6,614                      921               (3,248)                     12,437                      (1,078)                    (17,135)                          -                     (28,127)                    (3,192)                         309
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                    13,478                   (3,576)                   6                      11,433                           -                      (2,181)                          -                     (11,195)                       147                            -
   End of Period                                                                                           2,714                   (5,432)              29,792                      76,353                       4,828                      (4,419)                          -                     (99,599)                       789                          (95)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (10,764)                  (1,856)              29,786                      64,920                       4,828                      (2,238)                          -                     (88,404)                       642                          (95)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (8,745)                $ (1,155)            $ 36,684                    $ 96,503                     $ 3,133                   $ (20,923)                        $ -                  $ (123,763)                  $ (2,622)                      $ (914)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                Evergreen
                                                                                           AST - T. Rowe Price                                   VA Omega                                                                      INVESCO - VIF               INVESCO - VIF                                          INVESCO - VIF                 Montgomery
                                                                                                 Natural               Evergreen - VA          * May 1 thru            Evergreen - VA              INVESCO - VIF             Financial Services           Health Sciences              INVESCO - VIF            Telecommunications               Emerging
                                                                                                Resources              Global Leaders         Dec. 31, 2001            Special Equity              Dynamics Fund                    Fund                        Fund                  Technology Fund                  Fund                       Markets
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ 1,087                    $ 481                  $ -                         $ -                         $ -                       $ 312                     $ 1,006                         $ -                        $ -                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (604)                    (285)                   -                        (179)                     (1,723)                     (2,601)                     (4,224)                     (2,890)                    (1,094)                        (462)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 483                      196                    -                        (179)                     (1,723)                     (2,289)                     (3,218)                     (2,890)                    (1,094)                        (462)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   145,808                   30,364                    -                       2,639                     105,831                     798,182                     434,246                     696,989                    155,156                        6,640
   Cost of Securities Sold                                                                               157,138                   31,371                    -                       2,797                     143,440                     866,706                     478,337                     947,165                    246,055                        8,232

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (11,331)                  (1,007)                   -                        (158)                    (37,609)                    (68,524)                    (44,090)                   (250,176)                   (90,900)                      (1,592)
   Short-Term Capital Gain Distributions Received                                                          2,114                        -                    -                           -                           -                          45                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                           4,703                        -                    -                           -                           -                          15                           -                           -                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  (4,514)                  (1,007)                   -                        (158)                    (37,609)                    (68,464)                    (44,090)                   (250,176)                   (90,900)                      (1,592)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         -                       48                    -                           -                     (13,462)                      9,791                       9,219                     (33,552)                   (27,660)                      (3,204)
   End of Period                                                                                             225                    1,749                    -                        (168)                    (41,691)                        360                       5,916                     (13,257)                   (13,997)                      (2,661)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                                   225                    1,701                    -                        (168)                    (28,229)                     (9,431)                     (3,303)                     20,295                     13,663                          543
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (3,805)                   $ 891                  $ -                      $ (505)                  $ (67,561)                  $ (80,184)                  $ (50,611)                 $ (232,771)                 $ (78,331)                    $ (1,511)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          ProFunds               ProFunds                 ProFunds                    ProFunds                                                ProFunds                    ProFunds                   ProFunds                    ProFunds
                                                                                           Nike - First Trust              VP Bear           VP Biotechnology           VP Bull Plus                 VP Energy                                              VP Financial               VP Health Care                 VP OTC                  VP Real Estate
                                                                                               10 Uncommon             * Jan. 22 thru         * Jan. 22 thru           * Jan. 22 thru              * Jan. 22 thru                 ProFunds                 * Jan. 22 thru              * Jan. 22 thru             * Jan. 22 thru              * Jan. 22 thru
                                                                                                 Values                 Dec. 31, 2001         Dec. 31, 2001            Dec. 31, 2001               Dec. 31, 2001                 VP Europe                 Dec. 31, 2001               Dec. 31, 2001              Dec. 31, 2001                Dec. 31, 2001
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                      $ -                  $ -                         $ -                         $ -                         $ -                         $ -                         $ -                        $ -                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (2,336)                     (35)                (694)                        (83)                       (155)                       (376)                       (165)                       (318)                        (3)                        (137)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (2,336)                     (35)                (694)                        (83)                       (155)                       (376)                       (165)                       (318)                        (3)                        (137)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    75,725                   66,338              120,981                      46,720                      76,594                      79,233                      60,645                      69,823                      5,481                        6,714
   Cost of Securities Sold                                                                               125,970                   66,199              110,164                      53,000                      79,804                      85,001                      60,874                      69,040                      5,549                        6,965

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (50,245)                     139               10,817                      (6,279)                     (3,210)                     (5,768)                       (229)                        783                        (68)                        (251)
   Short-Term Capital Gain Distributions Received                                                              -                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                               -                        -                    -                           -                           -                           -                           -                           -                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                 (50,245)                     139               10,817                      (6,279)                     (3,210)                     (5,768)                       (229)                        783                        (68)                        (251)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (47,575)                       -                    -                           -                           -                           -                           -                           -                          -                            -
   End of Period                                                                                         (89,413)                       1                 (611)                          -                          (8)                        425                         579                          16                          -                           25
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (41,838)                       1                 (611)                          -                          (8)                        425                         579                          16                          -                           25
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (94,419)                   $ 105              $ 9,512                    $ (6,362)                   $ (3,373)                   $ (5,719)                      $ 185                       $ 481                      $ (71)                      $ (363)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                ProFunds                 ProFunds VP                                                                  ProFunds                 Prudential SP
                                                                                              VP Technology           Telecommunications                                                            VP Utilities           Jennison Int'l Growth
                                                                                             * Jan. 22 thru            * Jan. 22 thru          ProFunds VP              ProFunds VP                * Jan. 22 thru               * May 1 thru                   Rydex                       Rydex                      Rydex                        WFVT
                                                                                              Dec. 31, 2001             Dec. 31, 2001           Ultra OTC             Ultra Small-Cap              Dec. 31, 2001               Dec. 31, 2001                    Nova                        OTC                        Ursa                    Equity Income
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                      $ -                  $ -                         $ -                         $ -                         $ -                       $ 595                         $ -                        $ -                        $ 178
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (260)                      (1)                (190)                       (126)                         (8)                         (6)                       (715)                     (2,042)                         -                         (166)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                                (260)                      (1)                (190)                       (126)                         (8)                         (6)                       (120)                     (2,042)                         -                           11
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    53,499                   10,714               42,476                      36,669                      23,169                       5,028                     353,837                     314,882                          -                       73,875
   Cost of Securities Sold                                                                                57,097                   10,822              103,895                      55,669                      23,819                       5,616                     384,883                     456,672                          -                       74,745

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                    (3,598)                    (109)             (61,419)                    (19,001)                       (650)                       (589)                    (31,047)                   (141,790)                         -                         (870)
   Short-Term Capital Gain Distributions Received                                                              -                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                               -                        -                    -                           -                           -                           -                           -                           -                          -                          637
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  (3,598)                    (109)             (61,419)                    (19,001)                       (650)                       (589)                    (31,047)                   (141,790)                         -                         (233)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         -                        -              (34,060)                     (9,596)                          -                           -                     (10,662)                    (69,582)                         -                            -
   End of Period                                                                                          (6,068)                       -              (12,330)                          2                           -                           -                      (1,118)                    (20,757)                         -                         (247)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                                (6,068)                       -               21,730                       9,598                           -                           -                       9,544                      48,825                          -                         (247)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (9,926)                  $ (110)           $ (39,879)                   $ (9,529)                     $ (658)                     $ (595)                  $ (21,623)                  $ (95,007)                       $ -                       $ (469)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------

                                                                                         ------------------------

                                                                                                  WFVT
                                                                                              Equity Value
                                                                                         ------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                           $ 123
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (206)
                                                                                         ------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 (83)
                                                                                         ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    63,320
   Cost of Securities Sold                                                                                68,619

                                                                                         ------------------------
       Net Gain (Loss)                                                                                    (5,300)
   Short-Term Capital Gain Distributions Received                                                              -
   Long-Term Capital Gain Distributions Received                                                               -
                                                                                         ------------------------

NET REALIZED GAIN (LOSS)                                                                                  (5,300)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                        68
   End of Period                                                                                              94
                                                                                         ------------------------

NET UNREALIZED GAIN (LOSS)                                                                                    26
                                                                                         ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (5,356)
                                                                                         ========================

-----------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - AIM                         AST - Alger                       AST - Alliance/Bernstein        AST - Alliance                    AST - Alliance                        AST - American Century             AST - American Century
                                                          Total                           Balanced                       All-Cap Growth                           Growth & Value                 Growth                               Growth and Income                 Income & Growth                 International Growth I
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended    * May 1 thru    Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ (49,064)     $ (17,007)          $ 3,872           $ (642)         $ (4,980)       $ (520)               $ -             $ -           $ (9,308)       $ (2,635)         $ (8,448)         $ (548)          $ (6,538)    $ (1,225)             $ (2,984)      $ (691)
     Net Realized Gain (Loss)                             (1,812,059)      (182,650)          (14,716)          (1,621)          (68,112)       (4,941)                 -               -             66,299         (12,698)            6,149            (478)           (15,363)        (338)              (16,808)      (3,511)
     Net Unrealized Gain (Loss) On Investments            (1,111,434)      (800,830)          (29,290)         (18,318)            9,633       (33,961)                 -               -           (196,052)        (89,983)          (23,153)         11,368            (54,674)     (12,915)             (116,107)      (4,541)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (2,972,557)    (1,000,487)          (40,135)         (20,581)          (63,460)      (39,422)                 -               -           (139,060)       (105,316)          (25,452)         10,342            (76,574)     (14,478)             (135,900)      (8,743)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   17,169,609     12,589,649            62,482          331,153           315,877       217,587                  -               -            171,793         925,189         1,700,137         344,548            391,984      595,456               311,499      162,482
     Net Transfers Between Sub-accounts                            -              -            38,193            3,296           (68,140)       94,534                  -               -             (6,868)         54,843           226,336          10,034             63,889       85,193               (22,345)     167,309
     Surrenders                                           (2,063,560)      (220,582)          (33,935)          (2,885)          (47,999)       (4,357)                 -               -            (88,880)        (51,049)         (139,985)         (2,308)           (83,246)      (2,485)              (46,888)      (2,646)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   15,106,049     12,369,067            66,740          331,564           199,738       307,764                  -               -             76,045         928,983         1,786,488         352,274            372,627      678,164               242,266      327,145
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   12,133,492     11,368,580            26,605          310,983           136,278       268,342                  -               -            (63,015)        823,667         1,761,036         362,616            296,053      663,686               106,366      318,402
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                  11,368,580              -           310,983                -           268,342             -                  -               -            823,667               -           362,616               -            663,686            -               318,402            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                      $ 23,502,072   $ 11,368,580         $ 337,588        $ 310,983         $ 404,621     $ 268,342                $ -             $ -          $ 760,652       $ 823,667       $ 2,123,652       $ 362,616          $ 959,739    $ 663,686             $ 424,768    $ 318,402
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - American Century             AST - Cohen & Steers           AST - DeAm                     AST - Federated                   AST - Federated                    AST - Founders                      AST - Gabelli                      AST - Gabelli
                                                           Strategic Balanced           Real Estate                            Small-Cap Growth                  Aggressive Growth             High Yield                         Passport                         All-Cap Value                           Small-Cap Value
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 241          $ (53)          $ 2,291           $ (173)         $ (3,443)       $ (504)            $ (478)            $ -           $ 23,797          $ (382)         $ (1,776)         $ (482)          $ (3,782)       $ (23)             $ (2,244)      $ (270)
     Net Realized Gain (Loss)                                 (3,049)          (700)            5,277               61           (37,084)       (8,321)            (2,258)              -            (38,473)         (7,015)          (23,339)         (1,156)            (5,801)           -                11,982         (102)
     Net Unrealized Gain (Loss) On Investments                   379           (114)           (7,916)           7,491           (57,225)      (37,160)            (1,279)             63            (10,065)         (2,925)          (31,186)        (32,459)           (16,918)       1,930                  (144)       8,509
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (2,429)          (867)             (348)           7,379           (97,752)      (45,985)            (4,015)             63            (24,741)        (10,322)          (56,301)        (34,097)           (26,502)       1,907                 9,594        8,137
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       69,687         17,003            60,621          123,020            49,491       358,503             83,267           2,139            300,538         152,163            86,819         194,875            270,915            -               155,675      169,595
     Net Transfers Between Sub-accounts                      (30,528)             -           (32,240)          61,098            17,296        13,048              1,567               -             58,405         (20,274)          (14,992)          7,520            (82,784)     127,895                94,946       (1,473)
     Surrenders                                               (7,765)           899           (25,851)              95           (27,195)        2,281             (5,365)              -            (35,524)           (382)          (17,640)         (4,101)           (30,288)           -               (30,078)      (1,180)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       31,394         17,902             2,530          184,213            39,592       373,832             79,469           2,139            323,419         131,507            54,187         198,294            157,843      127,895               220,543      166,942
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       28,965         17,035             2,182          191,592           (58,160)      327,847             75,454           2,202            298,678         121,185            (2,114)        164,197            131,341      129,802               230,137      175,079
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                      17,035              -           191,592                -           327,847             -              2,202               -            121,185               -           164,197               -            129,802            -               175,079            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 46,000       $ 17,035         $ 193,773        $ 191,592         $ 269,687     $ 327,847           $ 77,656         $ 2,202          $ 419,863       $ 121,185         $ 162,083       $ 164,197          $ 261,143    $ 129,802             $ 405,216    $ 175,079
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - Goldman Sachs         AST - INVESCO                      AST - JanCap                      AST - Janus                       AST - Janus                        AST - Janus                      AST - Kinetics                          AST - Lord Abbett
                                                             Small-Cap Value           Equity Income                         Growth                               Mid-Cap Growth                    Overseas Growth                    Strategic Value               Internet                               Bond Debenture
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (4,990)        $ (294)          $ 1,211           $ (134)        $ (28,854)     $ (5,067)            $ (682)          $ (67)           $ 3,917          $ (209)            $ (82)           $ (1)               $ -          $ -              $ (1,134)        $ (1)
     Net Realized Gain (Loss)                                 25,785            194            (3,521)             780          (585,737)      (27,680)           (19,777)         (7,491)            10,914            (599)             (342)              -                  -            -                  (669)           -
     Net Unrealized Gain (Loss) On Investments                11,495         17,283           (21,680)           1,302          (282,336)     (328,530)           (14,503)         (2,544)           (42,175)        (10,329)             (112)             62                  -            -                 1,596           30
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       32,290         17,183           (23,990)           1,948          (896,927)     (361,277)           (34,962)        (10,102)           (27,343)        (11,137)             (537)             61                  -            -                  (207)          29
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      399,800        125,276           354,070           87,809         1,493,381     2,227,655             89,300          16,705             (8,895)        145,514            12,514           4,279                  -            -               175,363        4,279
     Net Transfers Between Sub-accounts                      (16,223)        36,829            13,210                -           (55,623)       47,731             11,327           5,001              1,020          (6,034)              393               -                  -            -                   (21)           -
     Surrenders                                              (37,136)          (436)          (20,259)          (1,072)         (247,610)      (51,493)            (8,763)          5,783            (17,023)         (1,693)           (1,161)              -                  -            -                (8,127)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      346,441        161,669           347,021           86,737         1,190,148     2,223,893             91,864          27,489            (24,898)        137,787            11,746           4,279                  -            -               167,215        4,279
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      378,731        178,852           323,031           88,685           293,221     1,862,616             56,902          17,387            (52,241)        126,650            11,209           4,340                  -            -               167,008        4,308
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                     178,852              -            88,685                -         1,862,616             -             17,387               -            126,650               -             4,340               -                  -            -                 4,308            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                         $ 557,583      $ 178,852         $ 411,716         $ 88,685       $ 2,155,837   $ 1,862,616           $ 74,289        $ 17,387           $ 74,409       $ 126,650          $ 15,550         $ 4,340                $ -          $ -             $ 171,317      $ 4,308
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Marsico                      AST - MFS                          AST - MFS                        AST - MFS                        AST - Money                             AST - Neuberger &                AST - Neuberger &               AST - PBHG
                                                             Capital Growth            Global Equity                         Growth                             Growth with Income               Market                             Berman Mid-Cap Growth             Berman Mid-Cap Value                 Small-Cap Growth
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ (14,160)      $ (2,770)         $ (3,956)          $ (342)         $ (2,724)       $ (106)          $ (1,350)          $ (64)          $ 26,351         $ 6,682          $ (4,407)         $ (908)          $ (4,595)      $ (387)               $ (220)       $ (32)
     Net Realized Gain (Loss)                                (40,512)       (11,763)           (6,162)             (80)          (24,640)       (1,209)            (6,780)           (208)                 -               -          (176,266)        (29,540)             6,614          415                   921          (28)
     Net Unrealized Gain (Loss) On Investments              (233,590)       (20,663)          (23,355)          (2,060)          (16,573)       (2,985)            (8,519)           (340)                 -               -            18,203         (26,956)           (10,764)      13,478                (1,856)      (3,576)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     (288,262)       (35,196)          (33,474)          (2,482)          (43,936)       (4,300)           (16,649)           (612)            26,351           6,682          (162,470)        (57,404)            (8,745)      13,506                (1,155)      (3,636)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      579,302      1,085,655           271,632          227,328           470,100        29,560            148,254          15,160          1,556,319       2,277,536           569,046         239,339            415,926      142,203                     -       23,646
     Net Transfers Between Sub-accounts                      114,636        165,112             8,132                -           (65,421)        5,001             16,263           5,001            178,816      (1,971,539)         (344,185)        178,138             85,281       47,552                30,258            -
     Surrenders                                             (139,142)       (55,214)          (43,349)              89           (34,023)         (374)           (15,412)           (195)          (168,852)         (7,662)          (52,579)         (2,017)           (40,307)      (2,148)               (3,280)        (209)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      554,796      1,195,553           236,415          227,417           370,656        34,187            149,105          19,966          1,566,283         298,335           172,282         415,460            460,900      187,607                26,978       23,437
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      266,534      1,160,357           202,941          224,935           326,720        29,887            132,456          19,354          1,592,634         305,017             9,812         358,056            452,155      201,113                25,823       19,801
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                   1,160,357              -           224,935                -            29,887             -             19,354               -            305,017               -           358,056               -            201,113            -                19,801            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                       $ 1,426,890    $ 1,160,357         $ 427,876        $ 224,935         $ 356,606      $ 29,887          $ 151,810        $ 19,354        $ 1,897,651       $ 305,017         $ 367,867       $ 358,056          $ 653,268    $ 201,113              $ 45,624     $ 19,801
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - PIMCO Limited                AST - PIMCO Total             AST - Sanford Bernstein           AST - Sanford Bernstein        AST - Scudder                      AST - Strong                          AST - T. Rowe Price                AST - T. Rowe Price
                                                      Maturity Bond                     Return Bond                        Core Value                            Managed Index 500               Japan                              International Equity                Asset Allocation               Global Bond
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended      * May 1 thru     Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ 10,146           $ (1)         $ 19,146           $ (823)           $ (617)          $ -           $ (1,549)         $ (172)               $ -             $ -          $ (7,232)         $ (460)             $ (72)       $ (34)             $ (1,127)         $ -
     Net Realized Gain (Loss)                                 (3,248)             -            12,437            1,668            (1,078)            -            (17,135)           (106)                 -               -           (28,127)         (3,974)            (3,192)          (3)                  309            -
     Net Unrealized Gain (Loss) On Investments                29,786              6            64,920           11,433             4,828             -             (2,238)         (2,181)                 -               -           (88,404)        (11,195)               642          147                   (95)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       36,684              5            96,503           12,278             3,133             -            (20,923)         (2,459)                 -               -          (123,763)        (15,629)            (2,622)         110                  (914)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    1,143,138         20,548         2,689,223          337,560           177,006             -            245,794          82,304                  -               -           777,204         325,972             99,371       24,428               189,120            -
     Net Transfers Between Sub-accounts                      152,458              -           221,378           70,310             8,531             -             35,519          15,090                  -               -            45,606          (3,971)            11,958            -                (3,793)           -
     Surrenders                                              (77,158)             -          (175,227)          (4,059)           (3,121)            -            (23,143)           (898)                 -               -           (64,214)         (1,532)            (7,931)        (122)               (6,673)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    1,218,438         20,548         2,735,374          403,813           182,416             -            258,170          96,496                  -               -           758,596         320,469            103,398       24,306               178,654            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,255,122         20,553         2,831,877          416,091           185,549             -            237,247          94,037                  -               -           634,833         304,840            100,776       24,416               177,740            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                      20,553              -           416,091                -                 -             -             94,037               -                  -               -           304,840               -             24,416            -                     -            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                       $ 1,275,675       $ 20,553       $ 3,247,968        $ 416,091         $ 185,549           $ -          $ 331,284        $ 94,037                $ -             $ -         $ 939,673       $ 304,840          $ 125,192     $ 24,416             $ 177,740          $ -
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - T. Rowe Price          Evergreen VA                        Evergreen                      Evergreen VA                      INVESCO - VIF                      INVESCO - VIF                      INVESCO - VIF                      INVESCO - VIF
                                                            Natural Resources                Global Leaders Fund                 VA Omega Fund                  Special Equity Fund          Dynamics Fund                         Financial Services Fund            Health Sciences Fund                 Technology Fund
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended      * May 1 thru     Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 483            $ -             $ 196              $ -               $ -           $ -             $ (179)            $ -           $ (1,723)         $ (468)         $ (2,289)         $ (260)          $ (3,218)      $ (582)             $ (2,890)      $ (388)
     Net Realized Gain (Loss)                                 (4,514)          (346)           (1,007)             (39)                -             -               (158)              -            (37,609)        (14,136)          (68,464)           (209)           (44,090)         719              (250,176)     (22,253)
     Net Unrealized Gain (Loss) On Investments                   225              -             1,701               48                 -             -               (168)              -            (28,229)        (13,462)           (9,431)          9,791             (3,303)       9,219                20,295      (33,552)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (3,805)          (346)              891                9                 -             -               (505)              -            (67,561)        (28,066)          (80,184)          9,322            (50,611)       9,356              (232,771)     (56,193)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       21,619          8,789            50,467            3,436                 -             -             46,334               -              7,635         279,075           267,626         123,511            158,189      307,824               385,185      142,618
     Net Transfers Between Sub-accounts                       11,936         (8,443)           53,655                -                 -             -                  -               -            (38,850)        (22,102)         (188,584)         (9,592)          (189,420)     120,997              (135,720)     116,778
     Surrenders                                               (8,750)             -            (1,861)              42                 -             -             (2,679)              -            (16,196)         (6,388)          (25,979)         (2,044)           (43,980)      (4,859)              (71,333)       4,041
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       24,805            346           102,261            3,478                 -             -             43,655               -            (47,411)        250,585            53,063         111,875            (75,211)     423,962               178,132      263,437
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       21,000              -           103,152            3,487                 -             -             43,150               -           (114,972)        222,519           (27,121)        121,197           (125,822)     433,318               (54,639)     207,244
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -             3,487                -                 -             -                  -               -            222,519               -           121,197               -            433,318            -               207,244            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 21,000            $ -         $ 106,639          $ 3,487               $ -           $ -           $ 43,150             $ -          $ 107,547       $ 222,519          $ 94,076       $ 121,197          $ 307,496    $ 433,318             $ 152,605    $ 207,244
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      INVESCO - VIF                      Montgomery                      Nike - First Trust                  ProFunds                           ProFunds                          ProFunds                           ProFunds                           ProFunds
                                                         Telecommunications Fund              Emerging Markets                10 Uncommon Values              VP Bear                               VP Biotechnology            VP Bull Plus                         VP Energy                          VP Europe
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended   * Jan. 22 thru   Period Ended      * Jan. 22 thru   Period Ended     * Jan. 22 thru   Period Ended      * Jan. 22 thru     Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (1,094)        $ (326)           $ (462)           $ (68)         $ (2,336)       $ (827)             $ (35)            $ -             $ (694)            $ -             $ (83)            $ -             $ (155)         $ -                $ (376)         $ -
     Net Realized Gain (Loss)                                (90,900)        (8,864)           (1,592)               -           (50,245)       (7,480)               139               -             10,817               -            (6,279)              -             (3,210)           -                (5,768)           -
     Net Unrealized Gain (Loss) On Investments                13,663        (27,660)              543           (3,204)          (41,838)      (47,575)                 1               -               (611)              -                 -               -                 (8)           -                   425            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      (78,331)       (36,850)           (1,511)          (3,272)          (94,419)      (55,882)               105               -              9,512               -            (6,362)              -             (3,373)           -                (5,719)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       76,825        139,612            26,207           30,518            45,666       313,121                 17               -             44,061               -             8,401               -                  -            -                59,149            -
     Net Transfers Between Sub-accounts                      (88,590)        62,229             2,886                -           (20,793)            -                292               -            (18,069)              -              (322)              -              4,960            -                   712            -
     Surrenders                                              (11,190)        (2,076)           (5,217)            (272)          (22,719)      (15,863)              (414)              -             (8,024)              -            (1,717)              -             (1,587)           -                (3,155)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      (22,955)       199,765            23,876           30,246             2,154       297,258               (105)              -             17,968               -             6,362               -              3,373            -                56,706            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (101,286)       162,915            22,365           26,974           (92,265)      241,376                  0               -             27,480               -                 0               -                 (0)           -                50,987            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                     162,915              -            26,974                -           241,376             -                  -               -                  -               -                 -               -                  -            -                     -            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 61,629      $ 162,915          $ 49,339         $ 26,974         $ 149,111     $ 241,376                $ 0             $ -           $ 27,480             $ -               $ 0             $ -               $ (0)         $ -              $ 50,987          $ -
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         ProFunds                         ProFunds                          ProFunds                         ProFunds                           ProFunds                          ProFunds                           ProFunds                           ProFunds
                                                       VP Financial                    VP Healthcare                         VP OTC                       VP Real Estate                     VP Technology                          VP Telecommunications          VP Ultra OTC                           VP Ultra Small-Cap
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                      * Jan. 22 thru  Period Ended     * Jan. 22 thru   Period Ended     * Jan. 22 thru    Period Ended   * Jan. 22 thru   Period Ended      * Jan. 22 thru   Period Ended     * Jan. 22 thru   Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (165)           $ -            $ (318)             $ -              $ (3)          $ -             $ (137)            $ -             $ (260)            $ -              $ (1)            $ -             $ (190)      $ (118)               $ (126)      $ (112)
     Net Realized Gain (Loss)                                   (229)             -               783                -               (68)            -               (251)              -             (3,598)              -              (109)              -            (61,419)      (9,200)              (19,001)        (527)
     Net Unrealized Gain (Loss) On Investments                   579              -                16                -                 -             -                 25               -             (6,068)              -                 -               -             21,730      (34,060)                9,598       (9,596)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          185              -               481                -               (71)            -               (363)              -             (9,926)              -              (110)              -            (39,879)     (43,378)               (9,529)     (10,235)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            -              -            24,893                -                 -             -             26,300               -                  -               -                 -               -                  3       59,331                 8,398       40,393
     Net Transfers Between Sub-accounts                       78,642              -             1,182                -               183             -                (11)              -             83,117               -               110               -             92,674       (1,586)              (26,526)           -
     Surrenders                                               (3,564)             -            (2,540)               -              (112)            -             (1,072)              -              2,007               -                 -               -              5,303        1,019                (1,924)        (577)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       75,078              -            23,535                -                71             -             25,217               -             85,124               -               110               -             97,980       58,764               (20,052)      39,816
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       75,263              -            24,016                -                (0)            -             24,854               -             75,198               -                 0               -             58,101       15,386               (29,581)      29,581
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -                 -                -                 -             -                  -               -                  -               -                 -               -             15,386            -                29,581            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 75,263            $ -          $ 24,016              $ -              $ (0)          $ -           $ 24,854             $ -           $ 75,198             $ -               $ 0             $ -           $ 73,487     $ 15,386                   $ 0     $ 29,581
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         ProFunds                        Prudential                           Rydex                            Rydex                             Rydex                              WFVT                               WFVT
                                                       VP Utilities                       SP Jennison Int'l Growth            Nova                              OTC                               Ursa                          Equity Income                      Equity Value
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      * Jan. 22 thru  Period Ended      * May 1 thru    Period Ended       Year Ended    Period Ended       Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (8)           $ -              $ (6)             $ -            $ (120)       $ (129)          $ (2,042)         $ (383)               $ -             $ -              $ 11             $ -              $ (83)        $ (8)
     Net Realized Gain (Loss)                                   (650)             -              (589)               -           (31,047)          507           (141,790)           (378)                 -               -              (233)              -             (5,300)           -
     Net Unrealized Gain (Loss) On Investments                     -              -                 -                -             9,544       (10,662)            48,825         (69,582)                 -               -              (247)              -                 26           98
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (658)             -              (595)               -           (21,623)      (10,284)           (95,007)        (70,343)                 -               -              (469)              -             (5,356)          90
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            -              -                 -                -                28            13              2,223         101,368                  -               -            32,579               -                 51        3,571
     Net Transfers Between Sub-accounts                          769              -                 -                -          (173,028)      211,076           (158,989)        333,399                  -               -               241               -             15,290            -
     Surrenders                                                 (111)             -               595                -            (2,443)         (333)           (16,345)         (1,707)                 -               -              (697)              -             (2,728)        (197)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                          658              -               595                -          (175,443)      210,756           (173,111)        433,060                  -               -            32,123               -             12,613        3,374
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (0)             -                 0                -          (197,066)      200,472           (268,118)        362,717                  -               -            31,654               -              7,257        3,464
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -                 -                -           200,472             -            362,717               -                  -               -                 -               -              3,464            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
     End of Period                                              $ (0)           $ -               $ 0              $ -           $ 3,406     $ 200,472           $ 94,599       $ 362,717                $ -             $ -          $ 31,654             $ -           $ 10,721      $ 3,464
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 7

Notes to Financial Statements
December 31, 2001
__________

1.   ORGANIZATION

     American Skandia Life Assurance  Corporation  Variable Account B - Class 7 (the "Account") is a separate  investment account of American  Skandia Life  Assurance  Corporation  ("American  Skandia" or  "Company").  The Account is registered  with the
     Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations May 1, 2000.

     As of December 31, 2001, the Account  consisted of seventy  sub-accounts.  These financial  statements report on all seventy sub-accounts  offered in the American Skandia  Variable  Immediate  Annuity and Advisor Income Annuity.  Each of the seventy sub-accounts  invests only in a single  corresponding  portfolio  of either  American  Skandia  Trust,  Montgomery  Variable
     Series,  Wells Fargo Variable  Trust,  Rydex Variable Trust,  INVESCO  Variable  Investment  Funds,  Inc.,  ProFunds VP, The
     Prudential  Series Fund,  Inc.,  Evergreen  Variable  Annuity Trust,  or First Defined  Portfolio Fund LLC. (the  "Trusts").
     American  Skandia  Investment  Services,  Incorporated,  an affiliate of American  Skandia,  is the  investment  manager for
     American  Skandia Trust,  while AIM Capital  Management,  Inc., Lord Abbett & Co., Janus Capital  Corporation,  J. P. Morgan
     Investment  Management Inc.,  Neuberger Berman  Management  Incorporated,  Federated  Investment  Counseling,  T. Rowe Price
     Associates,  Inc., T. Rowe Price  International,  Inc.,  Founders  Asset  Management,  LLC,  Pacific  Investment  Management
     Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
     Steers Capital  Management,  Inc.,  Massachusetts  Financial  Services  Company,  Sanford C. Bernstein & Co., LLC,  Alliance
     Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., Kinetics
     Asset Management, Inc. Pilgrim Baxter & Associates,  Ltd., Goldman Sachs Asset Management,  Deutsche Asset Management, Inc.,
     and Strong Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo Variable Trust. PADCO
     Advisors II, Inc. is the  investment  advisor for the Rydex  Variable  Trust.  INVESCO Funds Group,  Inc. is the  investment advisor for the INVESCO Variable  Investment  Funds,  Inc.  ProFund Advisors LLC is the investment  advisor for ProFunds VP.
     Evergreen  Asset  Management  Corp.  is the  investment  advisor for  Evergreen  VA Global  Leaders and  Evergreen VA Omega.
     Meridian  Investment Company is the investment  advisor for the Evergreen VA Special Equity Fund. First Trust Advisors,  L.P
     is the advisor for First Defined Portfolio Fund, LLC. Prudential Investment Fund Management,  LLC/Jennison  Associates,  LLC
     are the investment advisors for Prudential SP Jennison International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

1.   ORGANIZATION - continued:

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor change: AST Alger Growth merged into AST MFS
     Growth;  AST Alger Mid-Cap Growth merged into AST Alger All-Cap  Growth,  AST Goldman Sachs  Small-Cap  Value  (formerly AST
     Lord Abbett Small-Cap  Value),  AST Scudder  Small-Cap Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG Small-Cap
     Growth  (formerly  AST Janus  Small-Cap  Growth),  AST  American  Century  International  Growth II merged into AST American
     Century  International  Growth, AST DeAm Small-Cap Growth (formerly AST Scudder Small-Cap Growth),  AST Strong International
     Equity  (formerly  AST AIM  International  Equity),  Evergreen  VA  International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money  Market  sub-advised  by Wells Fargo  Capital  Management,  Inc.  (formerly  AST Money  Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted  for on the trade date and dividend  income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

     The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States requires that management make estimates and  assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.
     Under  current  laws,  American  Skandia  may incur state and local  income  taxes (in  addition to premium  tax) in several states.  The Company does not anticipate that these taxes will be significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the Internal Revenue Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the
     contract.  The  Treasury  Department's  regulations  prescribe  the  diversification   requirements  for  variable  annuity
     contracts.  The Company believes the underlying mutual fund portfolios have  continuously  complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.10% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

     Transfer Fees - Charged at a rate of $10 for each transfer after the 20th for each contract  owner account,  in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    AST - AIM                               AST - Alger                                  AST - Alliance/Bernstein              AST - Alliance                            AST - Alliance                                  AST - American Century                    AST - American Century
                                                                    Balanced                               All-Cap Growth                            Growth & Value                                Growth                                         Growth and Income                Income & Growth                                 International Growth I
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   30,678                  -                30,915                  -                       -                 -                 97,356                    -               34,439                   -                 70,887                   -                32,368                  -
Units Purchased                                                              6,567             30,670                41,411             20,983                       -                 -                 23,186               98,220              162,953              33,892                 44,225              61,986                37,079             15,824
Units Transferred Between Sub-accounts                                       4,669                268                (9,028)            10,469                       -                 -                 (1,378)               5,030               21,010                 954                  7,943               9,168                (3,224)            16,871
Units Surrendered                                                           (3,706)              (260)               (6,649)              (537)                      -                 -                (12,402)              (5,894)             (13,170)               (407)                (9,683)               (267)               (6,094)              (327)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         38,208             30,678                56,649             30,915                       -                 -                106,762               97,356              205,232              34,439                113,372              70,887                60,129             32,368
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       AST - American Century                    AST - Cohen & Steers                  AST - DeAM                             AST - Federated                            AST - Federated                           AST - Founders                             AST - Gabelli
                                                               Strategic Balanced                              Realty                               Small-Cap Growth                                    Aggressive Growth                  High Yield                                 Passport                                All-Cap Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                    1,725                  -                16,557                  -                  35,743                 -                    243                    -               12,929                   -                 20,311                   -                12,895                  -
Units Purchased                                                              7,166              1,725                 5,294             11,290                   7,285            34,702                 11,427                  243               30,905              15,315                 14,126              20,151                25,950                  -
Units Transferred Between Sub-accounts                                      (3,280)                 -                (3,131)             5,357                   2,243             1,217                      6                    -                5,358              (2,228)                (1,677)                730                (8,904)            12,895
Units Surrendered                                                             (706)                 -                (2,233)               (90)                 (3,669)             (176)                  (764)                   -               (3,895)               (158)                (2,806)               (570)               (3,084)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          4,905              1,725                16,487             16,557                  41,602            35,743                 10,912                  243               45,297              12,929                 29,954              20,311                26,857             12,895
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - Gabelli                                   AST - Goldman Sachs                 AST - INVESCO                             AST - JanCap                               AST - Janus                               AST - Janus                               AST - Janus
                                                                 Small-Cap Value                          Small-Cap Value                             Equity Income                                Growth                                Mid-Cap Growth                            Overseas Growth                           Strategic Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   15,339                  -                14,220                  -                   8,596                 -                235,747                    -                2,473                   -                  6,782                   -                   442                  -
Units Purchased                                                             13,222             15,635                30,959             11,112                  36,546             8,623                222,752              238,136               16,407               2,053                   (452)              7,184                 1,371                442
Units Transferred Between Sub-accounts                                       7,652               (135)               (1,423)             3,229                   1,319                 -                (14,443)               4,776                1,128                 444                     68                (327)                    5                  -
Units Surrendered                                                           (2,605)              (161)               (2,909)              (121)                 (2,249)              (27)               (39,652)              (7,165)              (2,126)                (24)                (1,121)                (75)                 (122)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         33,608             15,339                40,847             14,220                  44,212             8,596                404,404              235,747               17,882               2,473                  5,277               6,782                 1,696                442
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AST - Kinetics                          AST - Lord Abbett                            AST - Marsico                              AST - MFS                                  AST - MFS                                 AST - MFS                                AST - Money
                                                                    Internet                               Bond Debenture                            Capital Growth                            Global Equity                                 Growth                                        Growth with Income                     Market
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                   425                  -                 114,992                 -                 23,151                    -                3,089                   -                  1,919                   -                29,567                  -
Units Purchased                                                                  -                  -                17,041                425                  68,678           104,249                 30,432               23,166               57,392               2,715                 15,973               1,480               148,786            222,631
Units Transferred Between Sub-accounts                                           -                  -                     8                  -                  16,391            16,221                    945                    -               (9,105)                433                  1,822                 468                17,230           (192,307)
Units Surrendered                                                                -                  -                  (846)                 -                 (17,157)           (5,478)                (4,992)                 (15)              (3,720)                (59)                (1,684)                (29)              (16,074)              (757)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -                16,628                425                 182,904           114,992                 49,536               23,151               47,656               3,089                 18,030               1,919               179,509             29,567
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST - Neuberger &                                  AST - Neuberger &                   AST - PBHG                                      AST - PIMCO Limited                        AST - PIMCO Total                      AST - Sanford Bernstein                   AST - Sanford Bernstein
                                                                       Berman Mid-Cap Growth                     Berman Mid-Cap Value               Small-Cap Growth                           Maturity Bond                               Return Bond                               Core Value                               Mgd Index 500
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   36,882                  -                16,574                  -                     978                 -                  1,940                    -               37,918                   -                      -                   -                 9,941                  -
Units Purchased                                                             70,749             21,376                36,140             12,612                       0               988                103,847                1,940              232,313              31,706                 17,945                   -                28,838              8,608
Units Transferred Between Sub-accounts                                     (49,731)            15,914                 7,035              4,139                   1,646                 -                 13,762                    -               19,233               6,605                    855                   -                 3,426              1,423
Units Surrendered                                                           (6,189)              (408)               (3,530)              (177)                   (185)              (10)                (6,601)                   -              (14,147)               (393)                  (347)                  -                (2,791)               (90)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         51,711             36,882                56,219             16,574                   2,439               978                112,948                1,940              275,317              37,918                 18,453                   -                39,414              9,941
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - Scudder                             AST - Strong                           AST - T. Rowe Price                                 AST - T. Rowe Price                       AST - T. Rowe Price               Evergreen - VA                             Evergreen - VA
                                                                      Japan                                      International Equity               Asset Allocation                            Global Bond                                       Natural Resources                Global Leaders                                 Omega
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                33,897                  -                   2,412                 -                      -                    -                    -                   -                    350                   -                     -                  -
Units Purchased                                                                  -                  -               105,419             34,560                  10,333             2,424                 17,332                    -                1,947                 860                  5,922                 350                     -                  -
Units Transferred Between Sub-accounts                                           -                  -                 6,344               (476)                  1,066                 -                   (325)                   -                  715                (860)                 6,411                   -                     -                  -
Units Surrendered                                                                -                  -                (8,684)              (187)                   (659)              (12)                  (617)                   -                 (783)                  -                   (158)                  -                     -                  -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -               136,976             33,897                  13,152             2,412                 16,390                    -                1,879                   -                 12,525                 350                     -                  -
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 Evergreen - VA                            INVESCO - VIF                              INVESCO - VIF                            INVESCO - VIF                              INVESCO - VIF                             INVESCO - VIF                               Montgomery
                                                                 Special Equity                            Dynamics Fund                                  Financial Services Fund                     Health Sciences Fund                         Technology Fund                       Telecommunications Fund              Emerging Mkts
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                22,264                  -                   9,786                 -                 32,969                    -               25,984                   -                 20,235                   -                 3,293                  -
Units Purchased                                                              5,402                  -                 1,027             25,292                  23,114            10,903                 14,507               23,845               63,161              12,453                 14,901              13,189                 3,574              3,325
Units Transferred Between Sub-accounts                                           -                  -                (5,299)            (2,833)                (21,583)             (852)               (16,569)               9,493              (45,684)             13,877                (16,026)              7,352                   391                  -
Units Surrendered                                                             (317)                 -                (2,167)              (195)                 (2,781)             (265)                (3,803)                (369)              (7,694)               (346)                (2,256)               (306)                 (703)               (32)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          5,085                  -                15,825             22,264                   8,536             9,786                 27,104               32,969               35,767              25,984                 16,854              20,235                 6,555              3,293
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Nike - First Trust                             ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                   ProFunds
                                                                         10 Uncommon Values                   VP Bear                               VP Biotechnology                            VP Bull Plus                                VP Energy                                 VP Europe                                VP Financial
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   32,451                  -                     -                  -                       -                 -                      -                    -                    -                   -                      -                   -                     -                  -
Units Purchased                                                              7,541             34,767                     1                  -                   5,473                 -                    944                    -                    -                   -                  7,639                   -                     -                  -
Units Transferred Between Sub-accounts                                      (4,185)                 -                    35                  -                  (1,687)                -                   (731)                   -                  151                   -                      0                   -                 8,500                  -
Units Surrendered                                                           (4,264)            (2,316)                  (36)                 -                    (507)                -                   (213)                   -                 (151)                  -                   (322)                  -                  (346)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         31,543             32,451                     -                  -                   3,279                 -                      0                    -                    -                   -                  7,317                   -                 8,154                  -
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                   ProFunds
                                                                  VP Healthcare                                VP OTC                                VP Real Estate                            VP Technology                                    VP Telecommunications               VP Ultra OTC                            VP Ultra Small-Cap
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                     -                  -                       -                 -                      -                    -                    -                   -                  3,787                   -                 3,174                  -
Units Purchased                                                              2,626                  -                     -                  -                   2,408                 -                      -                    -                    -                   -                      2               4,863                   858              3,418
Units Transferred Between Sub-accounts                                         122                  -                    19                  -                       0                 -                 13,390                    -                    -                   -                 58,029                (798)               (3,809)                 -
Units Surrendered                                                             (184)                 -                   (19)                 -                    (102)                -                   (686)                   -                    -                   -                 (3,262)               (278)                 (223)              (244)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          2,564                  -                     -                  -                   2,306                 -                 12,704                    -                    -                   -                 58,556               3,787                     -              3,174
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                 Prudential                                   Rydex                                    Rydex                                      Rydex                                     WFVT                                       WFVT
                                                                  VP Utilities                                 SP Jennison Int'l Growth                   Nova                                      OTC                                       Ursa                                  Equity Income                              Equity Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                     -                  -                  22,973                 -                 51,764                    -                    -                   -                      -                   -                   327                  -
Units Purchased                                                                  -                  -                     -                  -                       4                 -                    327               10,511                    -                   -                  2,047                   -                     5                341
Units Transferred Between Sub-accounts                                          14                  -                     -                  -                 (21,866)           23,008                (26,201)              41,469                    -                   -                      -                   -                 1,026                  -
Units Surrendered                                                              (14)                 -                     -                  -                    (594)              (35)                (4,799)                (216)                   -                   -                    (55)                  -                  (263)               (14)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -                     -                  -                     517            22,973                 21,091               51,764                    -                   -                  1,992                   -                 1,095                327
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the period ended December 31, were as follows:

                                                            2001
                                                      ---------------------------------
                                                      ---------------------------------
                                                          Purchases         Sales
                                                      ---------------------------------
                                                      ---------------------------------
     AST - AIM Balanced Portfolio                            $ 133,129        $ 62,425
     AST - Alger All-Cap Growth Portfolio                      380,978         186,305
     AST - Alliance/Bernstein Growth & Value Portfolio               -               -
     AST - Alliance Growth Portfolio                           475,904         221,106
     AST - Alliance Growth & Income Portfolio                2,454,417         613,199
     AST - American Century Income & Growth Portfolio          497,336         131,247
     AST - American Century International Growth I Portfolio   376,349         104,285
     AST - American Century Strategic Balanced Portfolio       118,824          85,900
     AST - Cohen & Steers Real Estate Portfolio                315,693         310,938
     AST - DeAm Small-Cap Growth Portfolio                     207,367         122,204
     AST - Federated Aggressive Growth Portfolio                93,106          14,022
     AST - Federated High Yield Bond Portfolio                 627,239         280,032
     AST - Founders Passport Portfolio                          98,067          45,641
     AST - Gabelli All-Cap Value Portfolio                     327,113         172,918
     AST - Gabelli Small-Cap Value Portfolio                   364,899         135,995
     AST - Goldman Sachs Small-Cap Value Portfolio             580,522         232,829
     AST - Invesco Equity Income Portfolio                     406,001          55,555
     AST - JanCap Growth Portfolio                           2,210,579       1,049,210
     AST - Janus Mid-Cap Growth Portfolio                      125,834          34,649
     AST - Janus Overseas Growth Portfolio                      29,036          26,022
     AST - Janus Strategic Value Portfolio                      73,983          62,231
     AST - Kinetics Internet Portfolio                               -               -
     AST - Lord Abbett Bond Debenture Portfolio                279,285         113,157
     AST - Marsico Capital Growth Portfolio                    814,097         250,440
     AST - MFS Global Equity Portfolio                         283,417          50,917
     AST - MFS Growth Portfolio                                673,187         305,162
     AST - MFS Growth with Income Portfolio                    209,347          61,595
     AST - Money Market Portfolio                            4,588,074       2,995,466
     AST - Neuberger & Berman Mid-Cap Growth Portfolio       1,125,718         927,436
     AST - Neuberger & Berman Mid-Cap Value Portfolio          792,061         327,244
     AST - PBHG Small-Cap Growth Portfolio                      33,356           3,578
     AST - PIMCO Limited Maturity Bond Portfolio             1,532,874         304,248
     AST - PIMCO Total Return Bond Portfolio                 3,289,577         535,113
     AST - Sanford Bernstein Core Value Portfolio              201,190          19,295
     AST - Sanford Bernstein Mgd Idx 500 Portfolio             424,421         166,108
     AST - Scudder Japan Portfolio                                   -               -
     AST - Strong International Equity Portfolio               961,908         172,382
     AST - T. Rowe Price Asset Allocation Portfolio            213,891         108,196
     AST - T. Rowe Price Global Bond Portfolio                 202,693          25,076
     AST - T. Rowe Price Natural Resources Portfolio           178,005         145,808
     Evergreen - VA Global Leaders Fund                        132,904          30,364
     Evergreen - VA Omega Fund                                       -               -
     Evergreen - VA Special Equity Fund                         46,192           2,639
     INVESCO - VIF Dynamics Fund                                56,757         105,831
     INVESCO - VIF Financial Services Fund                     849,022         798,182
     INVESCO - VIF Health Sciences Fund                        355,829         434,246
     INVESCO - VIF Technology Fund                             872,184         696,989
     INVESCO - VIF Telecommunications Fund                     131,160         155,156
     Montgomery - Emerging Markets                              30,010           6,640
     Nike - First Trust 10 Uncommon Values                      75,566          75,725
     ProFunds - VP Bear                                         66,232          66,338
     ProFunds - VP Biotechnology                               138,329         120,981
     ProFunds - VP Bull Plus                                  $ 53,081        $ 46,720
     ProFunds - VP Energy                                       79,866          76,594
     ProFunds - VP Europe                                      135,627          79,233
     ProFunds - VP Financial                                   135,620          60,645
     ProFunds - VP Healthcare                                   93,053          69,823
     ProFunds - VP OTC                                           5,553           5,481
     ProFunds - VP Real Estate                                  31,828           6,714
     ProFunds - VP Technology                                  138,417          53,499
     ProFunds - VP Telecommunications                           10,823          10,714
     ProFunds - VP Ultra OTC                                   140,349          42,476
     ProFunds - VP Ultra Small-Cap                              16,514          36,669
     ProFunds - VP Utilities                                    23,827          23,169
     Prudential - SP Jennison International Growth               5,623           5,028
     Rydex - Nova                                              178,248         353,837
     Rydex - OTC                                               139,703         314,882
     Rydex - Ursa                                                    -               -
     WFVT - Equity Income                                      106,709          73,875
     WFVT - Equity Value                                        75,854          63,320
                                                      ---------------------------------
                                                      ---------------------------------
                                                          $ 29,824,357    $ 14,273,701
                                                      =================================
                                                      =================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                     # Of Units Outstanding                  Net Asset Value               Net        Expense       Investment      Total
Fund Name                                    Dec. 31, 2001        Dec. 31, 2000        Lowest         Highest          Asset          Ratio        Income Ratio     Return
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
AIM Balanced                                        38,208             30,678   $      10.07        $ 13.81              $ 337,588     1.10%           2.53%       -12.84%
Alger All-Cap Growth                                56,649             30,915           4.59           7.00                404,621     1.10%             -         -17.71%
Alliance Bernstein Growth & Value                      -                  -             8.00          10.06                    -       1.10%             -         -5.39%
Alliance Growth                                    106,762             97,356           7.84          16.36                760,652     1.10%             -          -1.73%
Alliance Growth & Income                           205,232             34,439          15.71          22.81              2,123,652     1.10%           0.45%       -15.79%
American Century Income & Growth                   113,372             70,887          10.00          13.46                959,739     1.10%           0.53%       -28.19%
American Century International Growth I             60,129             32,368          10.74          17.98                424,768     1.10%           0.53%       -9.58%
American Century Strategic Balanced                  4,905              1,725          11.38          14.07                 46,000     1.10%           1.77%       -5.00%
Cohen & Steers Real Estate                          16,487             16,557           9.20          10.71                193,773     1.10%           2.61%        1.57%
DeAM Small Cap Growth                               41,602             35,743           5.69          11.85                269,687     1.10%             -          -29.32%
Federated Aggressive Growth                         10,912                243           5.28          10.06                 77,656     1.10%           0.05%       -21.61%
Federated High Yield Bond                           45,297             12,929           8.36          10.46                419,863     1.10%           8.21%       -1.11%
Founders Passport                                   29,954             20,311           8.56          14.91                162,083     1.10%             -         -33.06%
Gabelli All-Cap Value                               26,857             12,895           8.60          10.86                261,143     1.10%           0.05%       -3.40%
Gabelli Small-Cap Value                             33,608             15,339          10.86          13.79                405,216     1.10%           0.40%        5.64%
Goldman Sachs Small-Cap Value                       40,847             14,220          12.75          15.68                557,583     1.10%             -          8.53%
Invesco Equity Income                               44,212              8,596          13.67          17.99                411,716     1.10%           1.67%       -9.73%
Jancap Growth                                      404,404            235,747          19.36          38.54              2,155,837     1.10%             -         -32.53%
Janus Mid-Cap Growth                                17,882              2,473           3.31           7.85                 74,289     1.10%           0.06%       -40.92%
Janus Overseas Growth                                5,277              6,782           8.48          19.71                 74,409     1.10%           5.58%       -24.50%
Janus Strategic Value                                1,696                442           7.98          10.43                 15,550     1.10%           0.09%       -6.72%
Kinetics Internet                                      -                  -             7.40           8.73                    -       1.10%             -          3.04%
Lord Abbett Bond Debenture                          16,628                425           9.85          10.62                171,317     1.10%           0.04%        1.75%
Marsico Capital Growth                             182,904            114,992          11.53          18.26              1,426,890     1.10%             -         -22.69%
MFS Global Equity                                   49,536             23,151           7.75          10.41                427,876     1.10%             -         -11.10%
MFS Growth                                          47,656              3,089           6.70          10.79                356,606     1.10%          0.001%       -22.67%
MFS Growth with Income                              18,030              1,919           7.63          10.54                151,810     1.10%           0.12%       -16.52%
Money Market                                       179,509             29,567           1.00           1.00              1,897,651     1.10%           3.17%        2.48%
Neuberger & Berman Mid-Cap Growth                   51,711             36,882          10.57          22.61                367,867     1.10%             -         -26.72%
Neuberger & Berman Mid-Cap Value                    56,219             16,574          13.08          16.62                653,268     1.10%           0.06%       -4.24%
PBHG Small-Cap Growth                                2,439                978          11.87          22.48                 45,624     1.10%             -          -7.64%
Pimco Limited Maturity Bond                        112,948              1,940          10.65          11.39              1,275,675     1.10%           2.56%        6.62%
Pimco Total Return Bond                            275,317             37,918          11.15          12.27              3,247,968     1.10%           2.35%        7.51%
Sanford Bernstein Core Value                        18,453                -             8.74          10.33                185,549     1.10%             -          0.82%
Sanford Bernstein Mgt Idx 500                       39,414              9,941           9.47          12.91                331,284     1.10%           0.61%       -11.14%
Scudder Japan                                          -                  -             4.99           8.25                    -       1.10%             -         -37.97%
Strong International Equity                        136,976             33,897          13.37          22.45                939,673     1.10%           0.09%       -23.72%
T. Rowe Price Asset Allocation                      13,152              2,412          13.39          18.69                125,192     1.10%           1.04%       -5.98%
T. Rowe Price Global Bond                           16,390                -             9.16          10.02                177,740     1.10%             -          2.13%
T. Rowe Price Natural Resources                      1,879                -            12.76          17.23                 21,000     1.10%           2.43%       -1.93%
Evergreen Funds:
VA Global Leaders Fund                              12,525                350          10.30          14.57                106,639     1.10%           1.96%       -14.51%
VA Omega Fund                                          -                  -            10.00          17.42                    -       1.10%             -         -14.29%
VA Special Equity Fund                               5,085                -             7.97          10.59                 43,150     1.10%             -         -11.68%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   15,825             22,264           9.40          19.23                107,547     1.10%             -         -32.00%
VIF Financial Services Fund                          8,536              9,786          10.30          13.91                 94,076     1.10%           0.16%       -11.01%
VIF Health Sciences Fund                            27,104             32,969          14.84          20.24                307,496     1.10%           0.29%       -13.68%
VIF Technology Fund                                 35,767             25,984          10.74          32.11                152,605     1.10%             -         -46.50%
VIF Telecommunications Fund                         16,854             20,235           4.52          14.53                 61,629     1.10%             -         -54.58%
Montgomery Variable Series:
Emerging Markets                                     6,555              3,293           5.57           8.64                 49,339     1.10%             -          -8.12%
NIKE:
First Trust 10 Uncommon Values                      31,543             32,451           4.36           9.10                149,111     1.10%             -         -36.45%
Profunds:
VP Bear                                                -                  -            10.00          41.99                    -       1.10%             -         16.48%
VP Biotechnology                                     3,279                -            10.00          32.25                 27,480     1.10%             -        -17.19%
VP Bull Plus                                           -                  -            10.00          30.99                    -       1.10%             -        -26.73%
VP Energy                                              -                  -            10.00          34.72                    -       1.10%             -        -8.48%
VP Europe 30                                         7,317                -            10.00          32.88                 50,987     1.10%             -        -27.47%
VP Financial                                         8,154                -            10.00          31.22                 75,263     1.10%             -        -8.17%
VP Healthcare                                        2,564                -            10.00          31.16                 24,016     1.10%             -        -6.73%
VP OTC                                                 -                  -            10.00          30.94                    -       1.10%             -        -44.84%
VP Real Estate                                       2,306                -            10.00          34.23                 24,854     1.10%             -         8.26%
VP Technology                                       12,704                -            10.00          30.88                 75,198     1.10%             -        -43.30%
VP Telecommunications                                                     -            10.00          30.27                    -       1.10%             -        -30.71%
VP Ultra OTC                                        58,556              3,787           2.64          19.76                 73,487     1.10%             -        -69.11%
VP Ultra Small-Cap                                     -                3,174          10.00          30.43                    -       1.10%             -        -8.77%
VP Utilities                                           -                  -            10.00          33.29                    -       1.10%             -        -19.81%
Prudential Funds:
SP Jennison Intl Growth                                                   -             4.70          10.00                    -       1.10%             -        -38.76%
Rydex Inc:
Nova                                                   517             22,973           6.79          14.67                  3,406     1.10%           1.28%      -24.54%
OTC                                                 21,091             51,764          10.63          26.62                 94,599     1.10%             -        -35.99%
Ursa                                                   -                  -             5.86           7.56                    -       1.10%             -         15.06%
Wells Fargo Variable Trust (WFVT):
Equity Income                                        1,992                -            13.37          17.33                 31,654     1.10%           1.45%       -7.04%
Equity Value                                         1,095                327           7.70          10.07                 10,721     1.10%           0.70%       -7.56%

----------------------------------------------------------------------------------------------------------------------------------------------------------------

VIA-T (Class 7)

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity Contract filed via EDGAR with Initial Registration to Registration Statement
                           No. 333-93775, filed December 29, 1999.

(b)      Copy of Required Minimum Distribution Endorsement filed via EDGAR with Initial Registration to Registration Statement No.
                           333-93775, filed December 29, 1999.

(c)      Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement
                           No. 333-49478, filed March 14, 2001.

         (5)      (a)      A copy of the application form used with the Annuity filed via EDGAR with Initial Registration to
                           Registration Statement No. 333-93775, filed December 29, 1999.

                  (b)      Revised copy of the application form used with the Annuity filed via EDGAR with Pre-Effective Amendment
                           No. 1 to this Registration Statement No. 333-93775, filed April 28, 2000.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica   Occidental  Life  Assurance   Company   effective  May  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January  1, 1995,  filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut   General  Life  Insurance   Company   effective  January  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No. 33-87010,  filed
                      February 25, 1997 (At such time,  what later became American  Skandia Trust was known as the Henderson  Global
                      Asset Trust).

(b)      The Montgomery Funds III filed via EDGAR in the Initial  Registration  Statement to Registration  Statement No.  333-08853,
                      filed July 25, 1996.

(c)      Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to Registration  Statement 33-87010,  filed April
                      26, 1999.

(d)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                      33-86866, filed April 26, 2000.

(e)      Evergreen  Variable  Annuity  Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration  Statement  No.
                      33-87010, filed April 26, 2000.

(f)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement No.
                      33-87010, filed April 26, 2000.

(g)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,  filed April 26,
                      2000.

(h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                      Statement No. 33-87010.

          (9)     Opinion and Consent of Counsel                                                     FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                                       FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed  April 29, 1996.

(14)     Financial Data Schedule.  Not applicable.

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American  Skandia  Investment
Holding Corporation:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc.,  formerly known as American Skandia Investment Holding  Corporation, and all of its subsidiaries including computer systems acquisition,  development and maintenance,  human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  --------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life  insurance  designed for long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners: As of December 31, 2001, there were 35 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9        Opinion and Consent of Counsel          FILED HEREWITH

No. 10       Consent of Ernst & Young LLP            FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 26th day of April, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 7 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere           Vice President, Corporate Treasurer                    April 26, 2002
  Carl A. Cavaliere                and Business Controller

  /s/ Thomas M. Mazzaferro           Executive Vice President,                           April 26, 2002
  Thomas M. Mazzaferro               Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.